N-2 - USD ($)		Apr. 29, 2024	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key		0001557265
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-184361
Investment Company Act File Number		811-22759
Document Type		N-2
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		18
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		26
Entity Registrant Name		The Private Shares Fund
Entity Address, Address Line One		88 Pine Street
Entity Address, Address Line Two		Suite 3101
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10005
City Area Code		855
Local Phone Number		551-5510
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		May 01, 2024
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		true
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Charge (Load) (as a percentage of the offering price)	5.75%(1)	None	4.25%(2)
Maximum Sales Charge on Reinvested Dividends	None	None	None
Repurchase Fee on Shares Repurchased Within 365 Days of Purchase (as a percentage of proceeds)(3)	None	None	None
(1)
Investments in Class A Shares are subject to a sales load assessed at a rate of between 5.75% and 0.00% depending upon the amount invested. The following sales charges apply to your purchases of Class A Shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $50,000	5.75	6.10	5.00
$50,000 to less than $100,000	4.75	4.99	4.00
$100,000 to less than $250,000	3.75	3.90	3.25
$250,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	2.00	2.04	1.75
$1,000,000 and above	0.00	0.00	0.00
Investment by an exchange of Portfolio Company shares for Fund Shares by an investor will not be subject to a sales load.

(2)
Investments in Class L Shares are subject to a sales load assessed at a rate of between 4.25% and 1.25% depending upon the amount invested. A reallowance to participating broker-dealers will be made by the Distributor from the sales load paid by each investor. A portion of the sales load, up to 0.75%, is paid to the Fund’s Distributor (the “Underwriter Concession”). The following sales charges apply to your purchases of Class L Shares of the Fund:
Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance	Underwriter Concession
Under $250,000	4.25%	4.44%	3.50%	0.75%
$250,000 to less than $500,000	3.25%	3.36%	2.50%	0.75%
$500,000 to less than $1,000,000	2.00%	2.04%	1.50%	0.50%
$1,000,000 and above	1.25%	1.27%	0.25%	0.25%
Investment by an exchange of Portfolio Company shares for Fund Shares by an investor will not be subject to a sales load.
(3)
The Fund’s Board of Trustees has determined to waive the Fund’s Repurchase Fee assessed on Shareholders who choose to participate in the Fund’s repurchase offers. This waiver will remain in effect indefinitely, unless and until the Board approves its modification or termination. This waiver may be terminated only by the Fund’s Board of Trustees at any time. Absent such a waiver, a Shareholder who chooses to participate in the Fund’s repurchase offers would incur a repurchase fee equal to 2.00% of the value of the Shares the Fund repurchases from them for Shares held less than 365 days. See “Repurchase Fee.” However, if Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by UMB Fund Services, currently $20 per transfer.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Shares)
Management Fees(4)	1.90%	1.90%	1.90%
Shareholder Services Fee	0.05%	None	0.02%
Distribution Fee	None	None	0.25%(5)
Acquired Fund Fees and Expenses(6)	0.03%	0.03%	0.03%
Other Expenses(7)	0.59%	0.59%	0.59%
Total Annual Expenses	2.57%	2.52%	2.79%
After Fee Reduction or Expense Reimbursement(8)	0.11%	(0.09)%	0.14%
Net Annual Expenses(8)	2.68%	2.43%	2.93%
(4)
The Fund will pay to the Investment Adviser a monthly Advisory Fee. The Advisory Fee shall accrue daily at an annual rate equal to 1.90% of the average daily calculated NAV of the Fund, and shall be paid monthly in arrears. See “Fees and Expenses.”

(5)
Class L Shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.25% of the average daily net assets attributable to Class L Shares and is payable on a quarterly basis.

(6)
“Acquired Fund Fees and Expenses” include the fees and expenses of underlying investment companies in which the Fund invests, including Private Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time. Acquired Fund Fees and Expenses reflect an underlying investment company’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses). The indirect fees and expenses of the Private Funds typically range from 0.50% to 3.00% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Funds. Furthermore, certain Private Funds may charge investors (such as the Fund) incentive allocations or fees on performance.

(7)
The amount presented in this table estimates the amounts the Fund expects to pay during the current fiscal year ending December 31, 2024. The “Other Expenses” line item includes, among other things, amounts that may be paid to certain financial intermediaries for sub-transfer agency (including recordkeeping) services.

(8)
The Investment Adviser has entered into a written Expense Limitation Agreement under which it has agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to an annual rate of 2.65%, 2.90% and 2.40% of the average daily net assets of the Fund attributable to Class A, Class L and Class I Shares, respectively, until May 2, 2025, and from year to year thereafter; provided that each such continuance is specifically approved by the Board of Trustees. The Investment Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause Class A, Class L and Class I Shares’ respective annualized expenses to exceed the Expense Limitation. The Fund is not obligated to reimburse the Investment Adviser for fees previously waived or expenses previously assumed by the Investment Adviser more than three years after the date of such waiver or expense reimbursement.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
	1 Year	3 Years	5 Years	10 Years
Class A Shares
You would pay the following net expenses based on a $1,000 investment, assuming a 5% annual return	$83	$134	$187	$332
This Example assumes the application of the 2.68% expense ratio for the first year, with all fees and expenses assumed to have been accrued on a daily basis, reducing the NAV per Share of the relevant class. The Example also includes an assumed sales load on the investor’s investment of 5.75%. The Example assumes that the Expense Limitation Agreement is not renewed after May 2, 2025.
	1 Year	3 Years	5 Years	10 Years
Class L Shares
You would pay the following net expenses based on a $1,000 investment, assuming a 5% annual return	$71	$127	$185	$342
This Example assumes the application of the 2.93% expense ratio for the first year, with all fees and expenses assumed to have been accrued on a daily basis, reducing the NAV per Share of the relevant class. The Example also includes an assumed sales load on the investor’s investment of 4.25%. The Example assumes that the Expense Limitation Agreement is not renewed after May 2, 2025.
	1 Year	3 Years	5 Years	10 Years
Class I Shares
You would pay the following net expenses based on a $1,000 investment, assuming a 5% annual return	$25	$78	$133	$285
This Example assumes the application of the 2.43% expense ratio for the first year, with all fees and expenses assumed to have been accrued on a daily basis, reducing the NAV per Share of the relevant class. The Example assumes that the Expense Limitation Agreement is not renewed after May 2, 2025.

Purpose of Fee Table , Note [Text Block]		The table above summarizes the expenses of the Fund and is intended to assist Shareholders and potential investors in understanding the various costs and expenses that they will bear, directly or indirectly, by investing in the Fund. Each figure above relates to a percentage of the Fund’s average NAV at month-end over the course of a year.
Basis of Transaction Fees, Note [Text Block]		as a percentage of the offering price
Other Expenses, Note [Text Block]		The amount presented in this table estimates the amounts the Fund expects to pay during the current fiscal year ending December 31, 2024. The “Other Expenses” line item includes, among other things, amounts that may be paid to certain financial intermediaries for sub-transfer agency (including recordkeeping) services.
Acquired Fund Fees and Expenses, Note [Text Block]		“Acquired Fund Fees and Expenses” include the fees and expenses of underlying investment companies in which the Fund invests, including Private Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time. Acquired Fund Fees and Expenses reflect an underlying investment company’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses). The indirect fees and expenses of the Private Funds typically range from 0.50% to 3.00% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Funds. Furthermore, certain Private Funds may charge investors (such as the Fund) incentive allocations or fees on performance.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE, STRATEGIES, METHODOLOGY AND POLICIES
The Fund’s investment objective is capital appreciation, which is a fundamental policy of the Fund. The Fund seeks to achieve its investment objective by primarily investing, under normal market conditions, at least 80% of (i) the value of its net assets, plus (ii) the amount of any borrowings for investment purposes, in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of certain private, operating growth companies.
The Fund primarily invests in late-stage operating businesses and does so primarily by directly investing in such Portfolio Companies. Additionally, in order to increase its access to Portfolio Companies, the Fund may also invest in (i) SPVs and similar investment structures, (ii) Private Funds to gain diversified exposure to Portfolio Companies or to obtain co-investment opportunities from Private Fund managers, and (iii) PIPE transactions where the issuer is a SPAC, in each case in accordance with policies approved by the Board. Before uninvested cash is invested in Portfolio Companies or while uninvested cash is maintained in expectation of quarterly repurchases of Fund Shares, the Fund may also invest this cash in exchange-traded funds that are consistent with the Fund’s investment objective so that the Fund can maintain investment exposure to the equity of technology-related businesses. The Investment Adviser’s primary strategy is to invest in Portfolio Companies and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction. Notwithstanding the foregoing, if the Investment Adviser believes it to be in the best interest of the Fund, the Fund may (i) continue to hold securities of a Portfolio Company following a liquidity event until such time that the Investment Adviser determines to sell the securities, or (ii) sell such securities prior to the occurrence of a liquidity event. The late-stage Portfolio Companies in which the Fund invests are generally expected to have a liquidity event within two to five years of such securities purchase by the Fund, and the Investment Adviser takes the expected timing of any such event into consideration when it is making investment decisions on behalf of the Fund. The Fund may invest up to 5% of its total assets in affiliated, registered investment companies to obtain exposure to private, early stage, emerging growth companies.

As discussed above, the Fund invests primarily in equity securities of Portfolio Companies, which consist of shares of either common or a series of preferred stock of such company or convertible debt issued by such company which is convertible into shares of common or a series of preferred stock of such company (and references to “equity securities” throughout this Prospectus includes such equity-linked convertible notes). The Fund may also invest in SPVs and similar investment structures, as well as in Private Funds to gain diversified exposure to Portfolio Companies or to obtain co-investment opportunities from Private Fund managers. The SPVs in which the Fund expects to invest are vehicles that provide access to equity securities issued by a single Portfolio Company. SPVs are typically organized by the sellers of such securities and often charge a performance fee and administrative and other management fees. The Fund will invest in Private Funds and SPVs that it expects will generally be organized as limited liability companies or limited partnerships. The Fund will not invest in funds that rely on exclusions from the 1940 Act other than the exclusions under Section 3(c)(1) or Section 3(c)(7) of the 1940 Act. The Fund shall not invest more than 15% of its total assets in Private Funds and/or SPVs that rely on the exclusion from the definition of an investment company under Sections 3(c)(1) or 3(c)(7) of the 1940 Act. The Fund may also acquire shares of growth companies through PIPE transactions where the issuer is a SPAC. A SPAC is a publicly traded company with no commercial operations that raises investment capital via an IPO for the purpose of identifying and acquiring one or more operating businesses or assets. The Fund may also use Profit-Sharing Agreements when obtaining equity securities of Portfolio Companies.
The Fund expects that most of its investments will be made in U.S. domestic Portfolio Companies (i.e., companies organized in the United States), but it is not prohibited from investing in Portfolio Companies organized in foreign jurisdictions, including those organized in emerging market countries. The Fund defines emerging market countries to mean countries included in the MSCI Emerging Markets Index. The Fund seeks to invest in the securities of Portfolio Companies that the Fund reasonably believes it can readily fair value. We expect that our holdings of equity securities may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur. Due to the illiquid nature of most of our investments and transfer restrictions that equity securities are typically subject to, we may not be able to sell these securities at times when we deem it necessary to do so (e.g., to fund quarterly repurchases of Shares or regain compliance with the Fund’s 80% Policy), or at all. The equity securities in which we invest will often be subject to drag-along rights, which permit a majority stockholder in the company to force minority stockholders to join a company sale (which may be at a price per share lower than our cost basis). In addition, we will often be subject to lock-up provisions that prohibit us from selling our equity investments into the public market for specified periods of time after IPOs of the Portfolio Company, typically 180 days. As a result, the market price of securities that we hold may decline substantially before we are able to sell these securities following an IPO. For a complete discussion of the risks involved with our investments, please read the section entitled “Risk Factors”.
Each investment of the Fund is subject to the Investment Adviser’s review. The criteria described above, together with the availability of the securities and their applicability for inclusion in the Fund’s portfolio, taking into account the Fund’s overall portfolio composition and other salient investment factors, will guide the Investment Adviser’s decision to purchase a security on behalf of the Fund.
The Fund does not anticipate needing to sell a Portfolio Company’s securities prior to the occurrence of a liquidity event (i.e., IPO, merger or acquisition transaction) with respect to such Portfolio Company.
The Fund generally invests in Portfolio Companies through secondary purchases and exchanges from selling shareholders of such companies, but under certain circumstances may, in the discretion of the Investment Adviser, purchase securities of such Portfolio Companies directly from such companies including through SAFE agreements. SAFEs represent a contractual right to future equity of a company, in exchange for which the holder of the SAFE contributes capital to the company. SAFEs enable investors to convert their investment to equity upon the occurrence of triggering events set forth in the applicable SAFE. The Fund will not accept any securities of Portfolio Companies through either secondary purchases or exchanges during any “restricted period” under the SEC’s Regulation M if either (1) the Fund or any affiliate thereof is a “selling security holder” in a “distribution” of such securities or (2) the Fund or any affiliate thereof is a “distribution participant” in a “distribution” of such securities (as such terms are defined under Regulation M). The potential exchange by the Fund of Fund Shares for private company shares of a prospective investor will be made only to the extent that the Fund is able to do so in accordance with Regulation M.

In reviewing potential investments for the Fund, the Investment Adviser utilizes, among other publicly available sources, the information and research available on premium databases and regulatory filings of issuers. The Investment Adviser, wherever possible, interfaces with the management of companies targeted for investment and reviews their past and expected financial performance.
The Investment Adviser connects with sellers of shares through alternative trading systems and other secondary private markets, among other channels. The Investment Adviser may also acquire shares of targeted companies on attractive terms through the Fund’s exchange mechanism, whereby holders of such shares can exchange them directly with the Fund for Shares in the Fund at the end of each fiscal quarter. The Investment Adviser will not receive any fee, payment, commission, or other financial incentive of any type in connection with the exchange by an investor of Portfolio Company shares for Fund Shares. Share exchanges will be conducted only directly through the Fund. No Financial Intermediary will be permitted to conduct Share exchanges, and Share exchanges are not subject to sales loads.
To the extent any affiliate of the Investment Adviser or the Fund (“Affiliated Broker”) receives any fee, payment, commission, or other financial incentive of any type (“Broker Fees”) in connection with the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act. These policies and procedures include quarterly review by the Board of Trustees of any such payments. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an affiliated broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the 1940 Act); (2) in the case of the purchase of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (iii) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. Notwithstanding the foregoing, no Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are effected by an Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the 1940 Act and the Fund’s policies and procedures concerning Affiliated Brokers.
The Fund intends and expects to hold less than 5% of the outstanding voting securities of any particular Portfolio Company, but to the extent it holds 5% or more of the outstanding voting securities of a particular Portfolio Company, the Fund will comply in all respects with the limitations on affiliate transactions contained in Section 17 of the 1940 Act, and the rules promulgated thereunder. In addition, the Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any prohibited transactions with affiliates.
The Fund’s ability to implement this investment strategy is subject to the ability of the Fund’s Investment Adviser to identify and acquire the securities of Portfolio Companies on acceptable terms.
The Fund has adopted a non-fundamental policy to invest, under normal market conditions, at least 80% (the “80% Policy”) of (i) the value of its net assets, plus (ii) the amount of any borrowings for investment purposes, in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of private, operating growth companies. For the purposes of the 80% Policy, a private company is one that, at the time of the Fund’s investment in such company does not have a class of securities listed on an exchange, as that term is defined under the Securities Exchange Act of 1934, as amended. Securities purchased at the time an issuer was a private company shall continue to be counted towards the 80% Policy only during the term of any post-IPO or other comparable lockup if such issuer ceases to be a private company. The Fund will notify investors of any proposed change to the New 80% Policy at least 60 days in advance of such change in accordance with the 1940 Act. The Fund will monitor its portfolio to ensure compliance with the 80% Policy. The SAI contains a list of the fundamental and non-fundamental investment policies of the Fund under the heading “Investment Objective and Policies.”

The Fund has a Fundamental Concentration Policy that it will not make an investment if such investment would result in 25% or more of the Fund’s total assets being invested in companies in any one particular “industry or group of industries”, as that phrase is used in the 1940 Act, and as interpreted, modified or otherwise permitted by a regulatory authority having jurisdiction, from time to time. The Fund’s Fundamental Concentration Policy does not preclude it from focusing investments in issuers in related fields, and the Fund expects that most of the Portfolio Companies may (i) be in either internet-, mobile-, social media-, or other technology-related fields, or (ii) utilize developing technology in providing their products and services. The Fund may also have significant holdings in cash and cash equivalents, generally at least 5%.
There can be no assurance that the Fund will achieve its investment objective or avoid substantial losses. Subject to the provisions of the 1940 Act, the Fund’s investment strategies may be changed by the Board of Trustees without the vote of the Fund’s shareholders. Notice will be provided to Shareholders of the Fund prior to any such change in accordance with the 1940 Act.
Cash or Similar Investments and Temporary Strategies of the Fund.   At the Investment Adviser’s discretion, the Fund may, instead of investing in Portfolio Companies, invest its available cash in high-quality, short- term debt securities, money market instruments and money market funds for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) retaining flexibility in meeting repurchase requests, paying expenses, and identifying and assessing investment opportunities. These short-term debt securities and money market instruments include cash, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, discount notes and repurchase agreements. To the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’ management fees and operational expenses. When investing for temporary defensive purposes, there is no specific limit in the amount of the Fund’s total assets in which the Investment Adviser may invest in such instruments. Taking a temporary defensive position may result in the Fund not achieving its investment objective.
The Fund May Change Its Investment Strategies, Policies, Restrictions, and Techniques
Except as otherwise indicated and subject to the provisions of the 1940 Act, the Fund may change any of its policies, restrictions, strategies, and techniques if the Board of Trustees believes doing so is in the best interests of the Fund and the Shareholders; provided that the investment objective of achieving capital appreciation is a fundamental policy of the Fund, and therefore may not be changed without a Shareholder as described below.
The Fund’s stated fundamental policies may not be changed without a vote of a majority of the outstanding Shares, which means the lesser of: (i) 67% of the Shares present at a meeting at which holders of more than 50% of the outstanding Shares are present in person or by proxy; or (ii) more than 50% of the outstanding Shares. Within the limits of the Fund’s fundamental policies, the Fund’s management has reserved freedom of action.
Illiquid Securities.   The Fund invests in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act) and other securities that are not readily marketable. These can include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of the Fund’s net assets that may be invested in illiquid securities. The Board of Trustees or its delegate may determine that securities issued pursuant to Rule 144A under the Securities Act are marketable under procedures approved by the Board of Trustees.

Risk Factors [Table Text Block]
RISK FACTORS
Prospective investors should consider the following factors in determining whether an investment in the Fund is suitable for them. However, the following section does not set forth all risks applicable to the Fund and prospective investors should read this entire Prospectus prior to investing in the Fund. The following discussion of risk factors does not purport to be an exhaustive list or a complete explanation of all of the risks involved in an investment in the Fund. An investment in the Fund should only be made after consultation with independent qualified sources of investment and tax advice.
Risks Related To Our Investments
Our investments in Portfolio Companies may be extremely risky and we could lose all or part of our investments.
Investment in Portfolio Companies involves a number of significant risks, including:
•
these Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which our holdings could be substantially diluted if we do not or cannot participate, bankruptcy or liquidation and the reduction or loss of our investment;

•
these Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

•
because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Investment Adviser and its agents perform due diligence on these Portfolio Companies, their operations and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Investment Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the Portfolio Companies in which we invest. Furthermore, there can be no assurance that the information that we do obtain with respect to any investment is reliable. The Fund will invest in Portfolio Companies for which current, up-to-date financial information is not available if the Investment Adviser determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its Shareholders;

•
Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on us; and

•
Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

We may not realize gains from our investments, may be compelled to liquidate our investments at a loss as a result of actions of majority shareholders and, because certain of our Portfolio Companies may incur substantial debt to finance their operations, we may experience a complete loss on our investment in the event of a bankruptcy or liquidation of any of our Portfolio Companies.
We invest principally in the equity securities (common and/or preferred stock, or equity-linked securities convertible into such equity securities) of operating private companies. However, the securities we acquire may not appreciate in value and, in fact, may decline in value. In addition, the private company securities we acquire (or into which they are convertible) are often subject to drag-along rights. Drag-along rights are rights granted to a majority stockholder in a particular company that enables such shareholder to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force us to liquidate our position in a Portfolio Company at a specified price, which could be, in our opinion, inadequate or undesirable or even below our cost basis. In this event, we could realize a loss or fail to realize gain in an amount that we deem appropriate on our investment. Further, capital market volatility and the overall market environment may preclude our Portfolio Companies from realizing liquidity events and impede our exit from these investments. Our Portfolio Companies may make business decisions to forego or delay potential liquidity events, such as an initial public offering, which could delay our realization of value. Accordingly, we may not be able to realize gains from our investments, and any gains that we do realize on the disposition of any investments may not be sufficient to offset any other losses we experience. We will generally have little, if any, control over the timing of any gains we may realize from our investments. In addition, the Portfolio Companies in which we invest may have substantial debt loads. In such cases, we would typically be last in line behind any creditors in a bankruptcy or liquidation, and would likely experience a complete loss on our investment.
The Fund may enter into SAFE agreements with Portfolio Companies, which give the Fund certain rights for future equity in such Portfolio Companies similar to a warrant, except without determining a specific price per share at the time of the initial investment. The Fund’s ability to receive Portfolio Company equity under a SAFE is contingent upon the occurrence of triggering events set forth in the applicable SAFE, such as a priced round of investment or liquidation event, which may never materialize. In addition, SAFE terms may vary from agreement to agreement, and may provide a right to the Portfolio Company to repurchase the Fund’s future right to equity before a triggering event occurs. There is no guarantee that the Fund will receive favorable terms when entering into a SAFE or that the Fund will recover its investment in a Portfolio Company made under such agreement.
Because our investments are generally not in publicly traded securities, there will be uncertainty regarding the fair market value of our investments, which could adversely affect the determination of the Fund’s net asset value.
Our portfolio investments are generally not in publicly traded securities (unless one of our Portfolio Companies goes public and then only to the extent we have not yet liquidated our securities holdings therein). Under the 1940 Act, for our investments for which there are no readily available market quotations, including securities available on alternative trading systems and other private secondary markets, we value such securities at fair value daily as determined in good faith by our Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with generally accepted accounting principles (“GAAP”). In connection with that determination, the Investment Adviser as the Valuation Designee prepares Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts, if available. The Investment Adviser may utilize the services of an independent valuation firm, which, if engaged, may prepare or review valuations for all or some of our portfolio investments that are not publicly traded or for which we do not have readily available market quotations. The types of factors that the Investment Adviser will take into account in providing its fair value determination with respect to such Portfolio Company valuation will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company and other relevant factors. It is difficult to obtain financial and other information with respect to private companies, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, our determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, our fair market value determinations with respect to any non-publicly traded Portfolio Company investment we hold may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize on one or more of our investments. As a result, investors purchasing our Shares based on an overstated NAV would pay a higher price than the value of our investments might warrant. Conversely, investors redeeming Shares during a period in which the NAV understates the value of our investments will receive a lower price for their Shares than the value of our investments might warrant.
The lack of liquidity in, and potentially extended holding period of, many of our investments may adversely affect our business, and will delay any distributions of any gains.
The Fund’s investments are generally in non-publicly traded securities (unless one of the Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated our securities holdings therein).

Although the Investment Adviser expects that most of the Fund’s equity investments will trade on private secondary marketplaces, certain of the securities held may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some Portfolio Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that we will be able to sell our position in any Portfolio Company at the time we desire to do so and at the price we anticipate. The illiquidity of our investments, including those that are traded on private secondary marketplaces, may make it difficult for us to sell such investments if the need arises (e.g., to fund quarterly repurchases of Shares or regain compliance with the Fund’s 80% Policy). Also, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the carrying value of our investments. Other than the liquidity reserve required for repurchases of shares proscribed in Rule 23c- 3(b)(10)(i) of the 1940 Act, we have no limitation on the portion of our portfolio that may be invested in illiquid securities, and a substantial portion or all of our portfolio may be invested in such illiquid securities from time to time.
In addition, because we deploy our capital to invest primarily in equity securities of private companies (or equity-linked securities convertible into such equity securities), we do not expect realization events, if any, to occur in the near term with respect to the majority of our Portfolio Companies. We expect that our holdings of securities may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that purchasers of our Shares could wait for an extended period of time before any appreciation or sale of our investments, and any attendant distributions of gains, may be realized.
Our portfolio may be focused on a limited number of Portfolio Companies, subject to our Fundamental Concentration Policy and requirements as a diversified investment company, which will subject us to a risk of significant loss if the business or market position of these companies deteriorates or their particular industries experience a market downturn.
To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. Subject to our RIC asset diversification requirements, our requirements as a diversified investment company and our Fundamental Concentration Policy (which prohibits the Fund from investing 25% or more of its total assets in a particular industry or group of industries), our investments could be focused on relatively few issuers. As a result, a downturn in any particular industry in which a significant number of our Portfolio Companies operate could materially adversely affect us.
Technology-focused companies in which we invest are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns.
Given the experience of our Investment Adviser’s senior investment professionals within the technology space, we expect that a number of the Portfolio Companies in which we invest will be technology-focused companies. The revenues, income (or losses) and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-focused companies have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by our Portfolio Companies that are technology-focused companies may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any equity securities that we may hold. This could, in turn, materially adversely affect our business, financial condition and results of operations.
Because we will generally not hold controlling equity interests in our Portfolio Companies, we will likely not be in a position to exercise control over our Portfolio Companies or to prevent decisions by substantial shareholders or management of our Portfolio Companies that could decrease the value of our investments.
We have not, do not intend to, nor do we anticipate that we will, take controlling equity positions in our Portfolio Companies. As a result, we will be subject to the risk that a Portfolio Company may make business decisions with which we disagree, and the stockholders and management of a Portfolio Company may take risks or otherwise act in ways that are adverse to our interests. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in our Portfolio Companies may have interests that differ from that of the Portfolio Company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of our investment in the Portfolio Company. Due to the lack of liquidity for the equity investments that we will typically hold in our Portfolio Companies, we may not be able to dispose of our investments in the event we disagree with the actions of a Portfolio Company or its substantial shareholders, and may therefore suffer a decrease in the value of our investments.
Investments in foreign companies may involve significant risks in addition to the risks inherent in U.S. investments.
While we intend to invest primarily in U.S. companies, we may invest on an opportunistic basis in certain non-U.S. companies, including those located in emerging markets, that otherwise meet our investment criteria. Investing in foreign companies, and particularly those in emerging markets, may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, nationalization of companies by foreign governments, imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we may have difficulty enforcing our rights as equity holders in foreign jurisdictions. In addition, to the extent we invest in non-U.S. companies, we may face greater exposure to foreign economic developments.
International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries which could have a negative impact on the Fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.
In addition, the Fund’s investments in foreign companies may be subject to economic sanctions or other government restrictions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance.
Although we expect that most of our investments will be U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments.
Exchanges of shares in Portfolio Companies for Shares of the Fund may create investment and economic challenges for the Fund.
When an owner of shares of a Portfolio Company exchanges their shares for Shares of the Fund, it is possible that such owner, if they are actively involved in the Portfolio Company, will have more information about that company than the Investment Adviser. In valuing such shares for purposes of the exchange, the Investment Adviser will analyze all information available about the company, including data concerning any secondary trading activity in shares of the company, but there can be no assurance that the Investment Adviser will have access to all information that might have a bearing on the appropriate value of the shares for purposes of the exchange.
Adverse market conditions may have a material adverse impact on the Fund’s Portfolio Companies and the Fund’s returns.
The value of, and the income generated by, the securities in which the Fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors or the overall markets, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates changes, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures, infectious disease outbreaks or pandemics. Rapid or unexpected changes in market conditions could cause the Fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs or competitive conditions.
Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions may result in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.
Political, social and economic uncertainty risks could have a material adverse effect on the Fund.
Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less or different governmental regulation and supervision of the securities markets and market participants and increased, decreased or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. Russia’s invasion of Ukraine in February  2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. Additionally, the ongoing armed conflict between Israel and Hamas and other militant groups in the Middle East and related events may cause significant market disruptions and volatility. These events may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine, Israel and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and companies in which it invests. For example, if a bank in which the Fund or company has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or company. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to a company fails, the company could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by companies in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the companies being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and companies, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and companies in which it invests.
Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which it invests. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type and the Fund will be negatively impacted if the value of its portfolio holdings decrease as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Fund to suffer a loss of any or all of its investments or interest thereon. The Fund will also be negatively affected if the operations and effectiveness of the Investment Adviser, its affiliates, the issuers in which the Fund invests or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.
A cyber-attack could have a material adverse effect on the Fund.
Like other business enterprises, the use of the Internet and other electronic media and technology exposes the Fund and its service providers to potential operational and information security risks from cyber-security incidents, including cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Investment Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential (including proprietary) company information, impede trading, subject the Fund to regulatory fines or financial losses, cause reputational damage and/or otherwise disrupt normal business operations. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for trading counterparties and issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value. The Investment Adviser has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyber-attacks, but there is no guarantee the Investment Adviser’s efforts will succeed either entirely or partially because, among other reasons: the nature of malicious cyber-attacks is becoming increasingly sophisticated; the Investment Adviser cannot control the cyber-security systems of issuers or third-party service providers; and there are inherent limitations to risk management plans and systems, including that certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cybersecurity breaches may not be detected.
Investments in Private Funds may involve significant risks.
The Fund’s investments in Private Funds subject it to the risks associated with direct ownership of the securities in which the underlying funds invest. Private Funds are also subject to operational risks, such as the Private Fund manager’s ability to maintain operations, including back office functions, property management, accounting, administration, risk management, valuation services and reporting. The Fund may be required to indemnify certain of the Private Funds and/or their services providers from liability, damages, costs or expenses. In addition, the Fund, as a holder of securities issued by the Private Funds, will bear its pro rata portion of such Private Fund’s expenses. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.
Private Funds are not registered as investment companies under the 1940 Act and, therefore, the Fund will not be afforded the protections of the 1940 Act with respect to its Private Fund investments. For example, Private Funds may employ higher and/or more complex fee structures, may not require shareholder approval of advisory contracts, employ leverage higher than other investment vehicles such as a mutual fund, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC.
Although the Investment Adviser will evaluate each Private Fund and its manager to determine whether its investment programs are consistent with the Fund’s investment objective and whether the investment performance is satisfactory, the Investment Adviser will not have any control over the investments made by a Private Fund. In addition, the Fund’s investments in Private Funds may be subject to investment lock-up periods, during which the Fund may not be able to withdraw its investment. Even if the Fund’s investment in a Private Fund is not subject to lock-up, it will take a significant amount of time to redeem or otherwise liquidate such a position. Such withdrawal limitations may also restrict the Investment Adviser’s ability to reallocate or terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes.
For information about the value of the Fund’s investment in Private Funds, the Investment Adviser will be dependent on information provided by the Private Funds, including unaudited financial statements, which if inaccurate could adversely affect the Investment Adviser’s ability to accurately value the Fund’s Shares and to manage the Fund’s investment portfolio in accordance with its investment objective. Moreover, the Investment Adviser’s due diligence efforts may not necessarily detect fraud, malfeasance, inadequate back office systems or other flaws or problems with respect to the underlying Private Fund managers. Fund Shareholders have no individual right to receive information about the Private Funds or their managers, will not be shareholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, their managers or any of their respective affiliates. Shareholders should recognize that valuations of illiquid assets, including interests in Private Funds, involve various judgments and consideration of factors that may be subjective.
The Fund will bear its pro rata portion of expenses on investments in SPVs or similar investment structures and will have no direct claim against underlying Portfolio Companies.
The Fund may invest in SPVs and similar investment structures that invest in Portfolio Companies. As an investor in an SPV or similar investment structure, the Fund would receive distributions on its interest in accordance with the governing documents of the SPV or similar investment structure, as applicable. This structure is intended to enhance the ability of the Fund to gain exposure to Portfolio Companies. The Fund, as a holder of securities issued by an SPV or similar investment structure, will bear its pro rata portion of such SPV or investment structure’s expenses. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors. In addition, the Fund will have no direct claim against any Portfolio Company held by an SPV or similar investment structure.
There are risks relating to investing in SPAC PIPEs.
The Fund may invest in PIPE transactions where the issuer of the security is a SPAC established to facilitate the acquisition and future financing of certain private late-stage operating growth companies in anticipation of such private company entering the public markets. In a PIPE transaction, investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. When participating in a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company typically agrees as part of the PIPE deal to register the restricted securities with the SEC. PIPE transactions are subject to the risk that the issuer may be unable to register the securities for public resale in a timely manner, or at all, in which case the securities could be sold only in a privately negotiated transaction and, potentially, at a price less than that paid by the Fund. Disposing of such securities may involve negotiation and legal expenses. Even if such securities are registered for public sale, the resulting market for the securities may be thin or illiquid, which could make it difficult for the Fund to dispose of such securities at an acceptable price.
There are risks relating to investing in other registered investment companies.
The Fund may invest up to 5% of its total assets in affiliated, registered investment companies to obtain exposure to private, early stage, emerging growth companies. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. The Fund, as a holder of securities issued by affiliated investment companies, will bear its pro rata portion of such investment company’s operating expenses. These operating expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors. The Fund will waive management fees to avoid duplication of management fees charged by the Fund and the affiliated investment companies held by the Fund.
There are risks relating to investing in exchange-traded funds.
ETFs are investment companies that typically are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value. Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s net asset value, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their net asset value, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their net asset value. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.

There are significant potential risks relating to entering into Profit-Sharing Agreements.
The Fund may enter into Profit-Sharing Agreements with sellers of Portfolio Company or potential Portfolio Company shares. When entering into a Profit-Sharing Agreement, the Fund grants a right to the seller to a certain share of the future returns of the shares sold above a set threshold price or amount in addition to the Fund’s payment to purchase the shares. Entering into Profit-Sharing Agreements may expose the Fund to certain risks, including that the agreements could reduce the gain the Fund otherwise would have achieved on its investment, may be difficult to value and may result in contractual disputes. The Profit-Sharing Agreements in which the Fund enters may be deemed to be forward agreements subject to Rule 18f-4 under the 1940 Act. Rule 18f-4 generally requires funds, among other things, to adopt a derivatives risk management program and appoint a derivatives risk manager. However, subject to certain conditions, if a fund limits its gross notional exposure to derivatives to 10% of the fund’s total assets, it would be deemed a limited derivatives user and would not be subject to the full requirements of the new rule. Limited derivatives users instead are required to adopt a tailored derivatives risk management program. Pursuant to the new rule, the Fund has adopted a limited derivatives risk management program that addresses the risks of Profit-Sharing Agreements, including the legal, accounting, valuation and payment risks that these agreements can present. Accordingly, the Fund’s gross notional exposure to profit-sharing arrangements will not exceed 10% of the total assets of the Fund, unless exceeding such amount is approved by the Board and accompanied by the adoption of an expanded derivatives risk management program addressing the full requirements of the new rule.
Risks Related to Our Business and Structure
Our financial condition and results of operations depend on our ability to achieve our investment objective.
Our ability to achieve our investment objective depends on our Investment Adviser’s ability to identify, analyze and invest in Portfolio Companies that meet our investment criteria. Accomplishing this result on a cost-effective basis is largely a function of our Investment Adviser’s structuring of the investment process and its ability to provide competent, attentive and efficient services to us. There can be no assurance that the Investment Adviser will be successful in investing in Portfolio Companies that meet our investment criteria, or that we will achieve our investment objective. In addition, if the Fund’s assets were to significantly decrease and the Expense Limitation Agreement is not renewed, expenses will be higher than expected. It may be difficult to implement the Fund’s strategy unless the Fund maintains a meaningful amount of assets. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Investment Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
The Investment Adviser also currently manages other pooled investment vehicles in which the Fund has no economic interest. Managing other pooled investment vehicles requires the time of the Investment Adviser’s professionals, and may distract them or slow the rate of investment in the Fund. Even if the Fund is able to grow and build upon its investment operations, any failure to manage growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and prospects. The Fund’s results depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if the Fund cannot successfully operate its business or implement the Fund’s investment policies and strategies as described herein, it could negatively impact the ability to make distributions.
We will likely experience fluctuations in our quarterly results and we may be unable to replicate past investment opportunities or make the types of investments we have made to date in future periods.
We will likely experience fluctuations in our quarterly operating results due to a number of factors, including the rate at which we make new investments, the level of our expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic and market conditions. These fluctuations may in certain cases be exaggerated as a result of our focus on realizing capital gains rather than current income from our investments. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

There are significant potential risks relating to investing in securities traded on private secondary marketplaces.
We intend to utilize alternative trading systems and other private secondary markets to acquire equity securities of Portfolio Companies. We generally have little or no direct access to financial or other information from the Portfolio Companies in which we invest through such private secondary marketplaces. As a result, we are dependent upon the relationships and contacts of our Investment Adviser’s senior investment professionals to obtain the information for our Investment Adviser to perform research and due diligence, and to monitor our investments after they are made, under the oversight of the Board of Trustees. However, there can be no assurance that our Investment Adviser will be able to acquire adequate information on which to make its investment decision with respect to any private secondary marketplace purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Portfolio Companies in which we invest could cause us to lose part or all of our investment in such companies, which would have a material and adverse effect on our NAV and results of operations.
In addition, there can be no assurance that Portfolio Companies in which we invest through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices on alternative trading systems and other private secondary markets, where limited information is available, may not accurately reflect the true value of a Portfolio Company, and may in certain cases overstate a Portfolio Company’s actual value, which may cause us to realize future capital losses on our investment in that Portfolio Company. If any of the foregoing were to occur, it would likely have a material and adverse effect on our NAV and results of operations.
Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite our efforts to comply with applicable laws, we could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Fund as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit secondary trading in their stock, through such methods as contractual transfer restrictions and employment policies. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, our ability to find investment opportunities and to liquidate our investments could be adversely affected.
Due to transfer restrictions and the illiquid nature of our investments, we may not be able to purchase or sell our investments when we determine to do so.
Our investments are, and are expected to continue to be, primarily in equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies. Such equity securities are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent. In order to complete a purchase of shares we may need to, among other things, give the issuer or its stockholders a particular period of time, often 30 days, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. We may be unable to complete a purchase transaction if the subject company or its stockholders chooses to exercise a veto right or right of first refusal. When we complete an investment (or upon conversion of equity-linked securities), we generally become bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority shareholder, if the majority stockholder sell its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular Portfolio Company, our ability to liquidate such securities may be constrained. Transfer restrictions could limit our ability to liquidate our positions in these securities (e.g., to fund quarterly repurchases of Shares or regain compliance with the
Fund’s 80% Policy) if we are unable to find buyers acceptable to our Portfolio Companies, or where applicable, their stockholders. Such buyers may not be willing to purchase our investments at adequate prices or in volumes sufficient to liquidate our position, and even where they are willing, other stockholders could exercise their tag-along rights to participate in the sale, thereby reducing the number of shares sellable by us. Furthermore, prospective buyers may be deterred from entering into purchase transactions with us due to the delay and uncertainty that these transfer and other limitations create.
We intend to adhere to our primary investment strategy to “buy and hold” our Portfolio Company securities. However, although we believe alternative trading systems and other private secondary markets may offer an opportunity to liquidate our private company investments, in the event we need to liquidate such securities prior to a Portfolio Company’s liquidity event (i.e., IPO or merger or acquisition transaction), there can be no assurance that a trading market will develop for the securities that we determine to liquidate or that the subject companies will permit their shares to be sold through such platforms.
Due to the illiquid nature of most of our investments, we may not be able to sell these securities at times when we deem it necessary to do so (e.g., to fund quarterly repurchases of Shares or regain compliance with the Fund’s 80% Policy), or at all. Due to the difficulty of assessing our NAV, the NAV for our Shares may not fully reflect the illiquidity of our portfolio, which may change on a daily basis, depending on many factors, including the status of the alternative trading systems and other private secondary markets on which our portfolio securities may trade, and our particular portfolio at any given time.
We may be subject to lock-up provisions or agreements that could prohibit us from selling our investments for a specified period of time.
Even if some of our Portfolio Companies complete IPOs, we will often be subject to lock-up provisions that prohibit us from selling our investments into the public market for specified periods of time after an IPO, typically 180 days. As a result, the market price of securities that we hold may decline substantially before we are able to sell these securities following an IPO.
There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures.
A primary feature of our investment objective is to invest in private late stage growth companies, either through private secondary transactions or direct investments in such companies, and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction. Such private companies frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when we have limited information with respect to such capital structures. Although we believe that our Investment Adviser’s investment professionals and our Board of Trustees have extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that we will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Portfolio Company’s equity securities. Any failure on our part to properly evaluate the relative rights and value of a class of securities in which we invest could cause us to lose part or all of our investment, which in turn could have a material and adverse effect on our NAV and results of operations.
We operate in a highly competitive market for direct equity investment opportunities. If we are unable to make investments, it may have an adverse effect on our performance.
A large number of entities compete with us to make the types of direct equity investments that we target as part of our business strategy. We compete for such investments with a large number of private equity and venture capital funds, secondary market funds, other equity and non-equity-based investment funds, investment banks and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies. Many of our competitors are substantially larger than us and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, many of our competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund as a registered investment company. There can be no assurance that the competitive pressures we face will not have a material adverse effect on our business, financial condition and results of operations. Also, as a result of this competition, we may not be able to take advantage of attractive investment opportunities from time to time, and we can offer no assurance that we will be able to identify and make direct equity investments that are consistent with our investment objective. To the extent we are unable to make investments in Portfolio Companies, an over-allocation of our assets in cash could have an adverse effect on the overall performance of the Fund, as investments in cash and cash equivalents may not earn significant returns.
There are significant potential conflicts of interest, which could impact our investment returns and limit the flexibility of our investment policies.
Our executive officers and Trustees, and the principals of our Investment Adviser serve or can serve as officers and directors of entities that operate in a line of business similar to our own, including new entities that may be formed in the future. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of us or our Shareholders.
While the investment focus of each of these entities may be different from our investment objective, it is likely that new investment opportunities that meet our investment objective will come to the attention of one of these entities, or new entities that will likely be formed in the future in connection with another investment advisory client or program, and, if so, such opportunity might not be offered, or otherwise made available, to the Investment Adviser or the Fund. However, our executive officers, Trustees and Investment Adviser intend to treat the Fund in a fair and equitable manner consistent with their applicable duties under law so that the Fund will not be disadvantaged in relation to any other particular client. In addition, while the Investment Adviser anticipates that it will from time to time identify investment opportunities that are appropriate for both the Fund and the other funds or accounts that are currently or in the future may be managed by the Investment Adviser or an affiliate of the Investment Adviser, to the extent it does identify such opportunities, the Investment Adviser has established a written allocation policy to ensure that the Fund is not disadvantaged with respect to the allocation of investment opportunities among the Fund and such other funds and accounts. The Investment Adviser and its affiliate as applicable will allocate investment opportunities among its managed funds and accounts, including the Fund, in accordance with its fiduciary duties to all the funds and accounts managed or its affiliate. The Board of Trustees monitors on a quarterly basis any such allocation of investment opportunities between the Fund and any such other funds and accounts.
The Fund is permitted to invest a portion of its total assets in affiliated investment companies to gain exposure to private, early stage, emerging growth companies. The Investment Adviser has an incentive to allocate the Fund’s assets to affiliated investment companies to provide scale, which may make such investment companies more attractive to other investors and/or reduce amounts waived and/or reimbursed by such investment company’s investment adviser to maintain applicable expense limits.
Unless exemptive provisions are applicable, we do not intend to enter into principal transactions with Portfolio Companies that may be considered related parties, nor do we intend (a) to purchase or sell any securities or other property, to or from any affiliate or promoter of the Fund, or any principal underwriter of the Fund, or any affiliate of the foregoing acting as principal, (b) to loan money to any of the foregoing, or (c) to enter into a joint enterprise with any of the foregoing. The Fund will at all times comply with such provisions, and to the extent deemed necessary by the Board of Trustees, will apply for exemptive relief from the SEC. In addition, the Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.
We have also adopted a Code of Ethics which applies to, among others, our officers, including our principal executive officer and principal financial officer, as well as our Trustees, Chief Compliance Officer and employees. Our officers and Trustees also remain subject to the fiduciary obligations imposed by both the
1940 Act and applicable state corporate law. Our Code of Ethics requires that all employees and Trustees and officers avoid any conflict, or the appearance of a conflict, between an individual’s personal interests and our interests. Pursuant to our Code of Ethics, each employee and Trustee must disclose any conflicts of interest, or actions or relationships that might give rise to a conflict, to our chief compliance officer, as well as obtain prior clearance of certain personal trades, including trades of the Fund’s shares. Any pre-clearance approval that is granted will be effective for only two business days (the day on which approval is given and one additional business day) and no clearance will be given to any officer or Trustee to purchase or sell any security (i) on a day when the Fund has a pending “buy” or “sell” order in that same security until that order is executed or withdrawn or (ii) when the chief compliance officer has been advised by the Investment Adviser that the same security is being considered for purchase or sale by the Fund (which the Investment Adviser is obligated to do pursuant to the Investment Advisory Agreement). The Board of Trustees shall consider reports made to it under the Code of Ethics and shall determine whether the policies established in the Code of Ethics have been violated, and what sanctions, if any, should be imposed on the violator, including, but not limited to, a letter of censure, suspension or termination of the employment of the violator, or the unwinding of the transaction and disgorgement of any profits to the Company. The Board of Trustees shall review the Code of Ethics at least once a year.
Constraints imposed on us as a registered investment company may hinder the achievement of our investment objective.
We are subject to numerous constraints on our operations under both the 1940 Act and the Code. For example, qualification for U.S. federal income taxation as a RIC requires satisfaction of source-of-income, diversification and distribution requirements. These constraints, among others, may hinder the Investment Adviser’s ability to take advantage of attractive investment opportunities and to achieve our investment objective.
We will be subject to corporate-level income tax if we are unable to qualify as a RIC.
We have elected to be treated as a RIC and intend to operate in a manner so as to continue to qualify for the U.S. federal income tax treatment applicable to RICs. As a RIC, we generally do not pay corporate-level U.S. federal income taxes on our income and gain that we distribute to our Shareholders if such distributions are made on a timely basis. To qualify as a RIC, we must meet certain income source, asset diversification and annual distribution requirements (and will pay corporate-level U.S., federal income tax on any undistributed income). We may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes (including withholding taxes).
We will satisfy the annual distribution requirement for a RIC if we distribute to our Shareholders on a timely basis generally an amount equal to at least 90% of our investment company taxable income for each year. Under certain circumstances, we may be restricted from making distributions necessary to qualify as a RIC. If we are unable to obtain cash from other sources, we may fail to qualify as a RIC and, thus, may be subject to corporate-level income tax. Because we must make distributions to our Shareholders as described above, such amounts, to the extent a Shareholder is not participating in our dividend reinvestment option, will not be available to us to make investments. We will be subject to corporate-level U.S. federal income tax on any undistributed income and/or gain.
To qualify as a RIC, in general, we must also meet certain annual income source requirements at the end of each taxable year and asset diversification requirements at the end of each calendar quarter. Failure to meet these tests may result in our having to (a) dispose of certain investments quickly or (b) raise additional capital to prevent the loss of RIC status. Because most of our investments are in private companies and are generally illiquid, any such dispositions may be at disadvantageous prices and may result in losses. Also, the rules applicable to our qualification as a RIC are complex with many areas of uncertainty. Accordingly, no assurance can be given that we will continue to qualify as a RIC. If we fail to qualify as a RIC for any reason and become subject to regular “C” corporation income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on us and our Shareholders. The Code provides some relief from RIC disqualification due to failures of the income source and asset diversification requirements, although there may be additional taxes due in such cases. We cannot assure you that we would qualify for any such relief should we fail the income source or asset diversification requirements.
Even in the event the value of your investment declines, the Advisory Fee will still be payable.
The Advisory Fee shall accrue daily at an annual rate equal to 1.90% of the average daily calculated NAV of the Fund, and shall be paid monthly in arrears. The Advisory Fee is payable regardless of whether the NAV of the Fund or your investment declines. As a result, we will owe the Investment Adviser a monthly Advisory Fee regardless of whether we incurred significant realized capital losses and unrealized capital depreciation (losses) during the fiscal period for which the Advisory Fee is paid.
Our Board of Trustees may change our non-fundamental investment policies and our investment strategies without prior notice or Shareholder approval, the effects of which may be adverse.
Our Board of Trustees has the authority to modify or waive our non-fundamental investment policies, and our investment criteria and strategies without Shareholder approval and without prior notice (other than in connection with any proposed changes to the Fund’s 80% Policy, which Shareholders receive notice of at least 60 days in advance of such proposed change in accordance with the 1940 Act). We cannot predict the effect any changes to our current non-fundamental operating policies, investment criteria and strategies would have on our business, NAV of the Fund and operating results. However, the effects might be adverse, which could negatively impact our ability to make distributions to Shareholders and cause you to lose all or part of your investment.
Changes in laws or regulations governing our operations may adversely affect our business.
We and our Portfolio Companies are subject to regulation by laws at the local, state and federal levels. These laws and regulations, as well as their interpretation, may be changed from time to time. Any change in these laws or regulations could have a material adverse effect on our business and the value of your investment.
The transparency of our performance reporting may indirectly increase the difficulty of investing in certain Portfolio Companies.
Although the Investment Adviser will not report on the performance of individual Portfolio Companies, the Investment Adviser will report on the Investment Adviser’s website the valuation of securities owned by the Fund and the aggregate Fund-level performance. As a result, some Portfolio Companies might be concerned that their performance could be derived from such figures. Such concern might be heightened in reverse proportion to the number of Portfolio Companies existing in the Fund’s portfolio. These concerns might lead Portfolio Companies to oppose sale of their securities to the Fund, and might make it more difficult for the Fund to execute its investment strategy.
There are significant potential risks relating to holding Portfolio Company securities following an IPO.
The value of shares of a Portfolio Company following an IPO may and likely will fluctuate considerably more than during the private phase of their offering. Additionally, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects, the shares of Portfolio Companies following an IPO may experience high amounts of volatility, generally. Investments in companies that have recently sold securities through an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to sell significant amounts of shares without an unfavorable impact on prevailing prices. As a result, the market price of securities that the Fund holds may decline substantially before the Investment Adviser is able to sell these securities following an IPO. In addition, issuers frequently impose lock-ups that prohibit sales of their shares for a period of time after the IPO.

Risks Related to the Offering Made Pursuant to this Prospectus and Our Shares
Shareholders will have only limited liquidity.
The Fund is a closed-end investment company, provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 of the 1940 Act, and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Fund’s repurchase policy.
Limited liquidity is provided to Shareholders only through the Fund’s quarterly repurchase offers for 5% of the Shares outstanding on the repurchase request deadline. There is no guarantee that Shareholders will be able to sell all of the Shares they desire to sell in a quarterly repurchase offer. Additionally, the Board of Trustees (including a majority of Independent Trustees) may suspend quarterly repurchases in accordance with Rule 23c-3. See “Quarterly Repurchases of Shares.”
The Fund’s quarterly repurchase policy may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser would otherwise do so, and due to their illiquid nature, may result in the sale of a Portfolio Company below its carrying value or, to the extent the Fund finances repurchases, result in an increase in the Fund’s expense ratio (subject to the Expense Limitation Agreement).
Quarterly repurchases by the Fund of its Shares typically will be funded from available cash. However, payment for repurchased Shares may require the Fund to liquidate securities of Portfolio Companies earlier than the Investment Adviser would otherwise liquidate such holdings. Such liquidation could potentially result in losses as the Fund may not be able to sell such holdings at their carrying value. The Investment Adviser intends to take measures to attempt to avoid or minimize such potential losses and, instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses (subject to the Expense Limitation Agreement) and reducing any net investment income. In each case, such actions may reduce the Fund’s NAV.
Repurchases of Shares will tend to reduce the amount of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio (subject to the Expense Limitation Agreement), to the extent that additional Shares are not sold. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.
There is a risk that you may not receive distributions or that our distributions may not grow over time, particularly since we invest primarily in securities that do not produce current income.
We cannot assure you that we will achieve investment results or maintain a tax status that will allow or require any specified level of cash distributions or year-to-year increases in cash distributions. As we focus on making primarily capital gains-based investments in equity securities (which generally will not be income producing) and pursuant to the restrictions on capital gains distribution of an investment company contained in the 1940 Act, we will not make distributions any more frequently than twice in any calendar year nor do we expect to become a predictable issuer of distributions. In addition, we expect that our distributions, if any, will be less consistent than other investment companies that primarily make debt investments. If the Fund declares a cash distribution, then Shareholders’ distribution will be automatically reinvested in additional Shares, unless they specifically “opt out” of the dividend reinvestment option by written request to the Investment Adviser so as to receive cash.
We have broad discretion over the use of proceeds from this continuous offering and will use proceeds in part to satisfy operating expenses.
We have significant flexibility in applying the proceeds of this continuous offering and may use the net proceeds in ways with which you may not agree, or for purposes other than those contemplated at the time of this offering. We cannot assure you that we will be able to successfully utilize the proceeds within the timeframe contemplated. We will also pay operating expenses, and may pay other expenses such as due diligence expenses of potential new investments, from the net proceeds of this offering. Our ability to achieve our investment objective may be limited to the extent that the net proceeds of this offering, pending full investment, are used to pay operating expenses. In addition, we can provide you no assurance that any future offering will be successful, or that by increasing the size of our available equity capital our aggregate expenses, and correspondingly, our expense ratio, will be lowered.
The foregoing list of “risk factors” is not a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own legal, tax and financial advisors before deciding to invest in the Fund.

No Public Trading [Text Block]		The Fund does not intend to list its Shares on any securities exchange during the continuous offering, and the Fund does not expect a secondary market in the Shares to develop.
No Trading History [Text Block]		The Fund’s Shares have no history of public trading, and you should not expect to be able to sell your Shares other than through the Fund’s repurchase policy, regardless of how the Fund performs.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
QUARTERLY REPURCHASES OF SHARES
The Fund has adopted a fundamental policy that it will make quarterly repurchase offers for 5% of its Shares outstanding at NAV, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next business day if the 14th day is not a business day (each, a “Repurchase Pricing Date”). Because this policy is “fundamental,” it may not be changed without a vote of a majority of the outstanding Shares. Shares will be repurchased at the NAV per Share of the relevant class determined as of the close of regular trading on the NASDAQ on the Repurchase Pricing Date.
Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their Shares and the date the repurchase offer ends (the “Repurchase Request Deadline”). The Repurchase Request Deadline will be determined by the Fund’s Board of Trustees and will be based on factors such as market conditions, liquidity of the Fund’s assets and Shareholder servicing conditions. The time between the notification to Shareholders and the Repurchase Request Deadline may vary from no less than 21 days and no more than 42 days, and is expected to be approximately 30 days. The repurchase price of the Shares will be the NAV as of the close of regular trading on the NASDAQ on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made by checks to the Shareholder’s address of record, or credited directly to a predetermined bank account within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). The Board of Trustees may establish other policies for repurchases of Shares that are consistent with the 1940 Act, the regulations promulgated thereunder, and other pertinent laws. Shares tendered for repurchase by Shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, will be paid to Shareholders by the Repurchase Payment Deadline.
Repurchase Amounts
The Board of Trustees, in its sole discretion, will determine the number of Shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. Rule 23c-3 of the 1940 Act permits repurchases between 5% and 25% of the Fund’s outstanding Shares at NAV. In connection with any given repurchase offer and pursuant to its fundamental policies, the Fund will offer to repurchase 5% of the total number of its Shares outstanding on the Repurchase Request Deadline.
If Shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of the outstanding Shares of the Fund on the Repurchase Request Deadline. If Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the Shares on a pro rata basis with priority for repurchase requests in the case of the death of a Shareholder (subject to the exception discussed below). In the event there is an oversubscription of a repurchase offer, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during the repurchase offer. However, the Fund may accept all Shares tendered for repurchase by Shareholders who own fewer than 100 Shares and who tender all of their Shares before prorating other amounts tendered.
In such cases the Fund will confirm with such Shareholder’s brokers that the beneficial holder of such Shares actually owns fewer than 100 Shares.
It is the Shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. If Shareholders tender less than the Repurchase Offer Amount, the Fund will repurchase only those Shares offered for repurchase and shall not repurchase any other Shares.
Notice to Shareholders
Notice of each repurchase offer will be given to each beneficial owner of Shares approximately 30 days (but no less than 21 and no more than 42 days) before each Repurchase Request Deadline. The notice will:
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contain information Shareholders should consider in deciding whether to tender their Shares for repurchase;

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include detailed instructions on how to tender Shares for repurchase;

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state the Repurchase Offer Amount;

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identify the dates of the Repurchase Request Deadline, scheduled Repurchase Pricing Date, and scheduled Repurchase Payment Deadline;

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describe the risk of fluctuation in the NAV between the Repurchase Request Deadline and the Repurchase Pricing Date, if such dates do not coincide, and the possibility that the Fund may use an earlier Repurchase Pricing Date than the scheduled Repurchase Pricing Date (if the scheduled Repurchase Pricing Date is not the Repurchase Request Deadline);

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describe (i) the procedures for Shareholders to tender their Shares for repurchase, (ii) the procedures for the Fund to repurchase Shares on a pro rata basis, (iii) the circumstances in which the Fund may suspend or postpone a repurchase offer, and (iv) the procedures that will enable Shareholders to withdraw or modify their tenders of Shares for repurchase until the Repurchase Request Deadline; and

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will set forth the NAV that has been computed no more than seven days before the date of notification, and how Shareholders may ascertain the NAV after the notification date.
Repurchase Price
The repurchase price of the Shares will be the NAV as of the close of regular trading on the NASDAQ on the Repurchase Pricing Date. You may visit the Fund’s website (www.privatesharesfund.com) to learn the NAV. The notice of the repurchase offer will also provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer.
Suspension or Postponement of Repurchase Offer
The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (b) for any period during which any market on which securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the SEC may by order permit for the protection of Shareholders of the Fund. Any such suspension would require the approval of a majority of the Board of Trustees (including a majority of Independent Trustees) in accordance with Rule 23c-3 of the 1940 Act. The Fund does not presently expect any of the foregoing conditions to occur in its normal fund operations.
Liquidity Requirements
The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to Shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline.
The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraph. If, at any time, the Fund does not comply with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.
Consequences of Repurchase Offers
Repurchase offers will typically be funded from available cash. Payment for repurchased Shares, however, may require the Fund to liquidate securities of Portfolio Companies earlier than the Investment Adviser otherwise would, which may potentially cause the Fund to realize losses. The Investment Adviser intends to take measures to attempt to avoid or minimize such potential losses, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. Also, the sale of securities of Portfolio Companies to fund repurchases could reduce the market price of those underlying securities, which in turn would reduce the Fund’s NAV. In each case, such actions may reduce the Fund’s NAV.
Repurchase of the Fund’s Shares will reduce the amount of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional Shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.
The Fund is intended as a long-term investment. The Fund’s quarterly repurchase offers are a Shareholder’s only means of liquidity with respect to their Shares. Shareholders have no rights to redeem or transfer their Shares, other than limited rights of a Shareholder’s descendants to redeem Shares in the event of such Shareholder’s death pursuant to certain conditions and restrictions. The Shares are not traded on a national securities exchange and no secondary market exists for the Shares, nor does the Fund expect a secondary market for its Shares to exist in the future.
Involuntary Repurchases
The Fund may, at any time, repurchase, at net asset value, Shares held by a Shareholder, or any person acquiring Shares from or through a Shareholder, without Shareholder consent if: the Shares have been transferred to or have vested in any other person other than by operation of law as the result of the death, dissolution, bankruptcy or incompetency of a Shareholder; ownership of the Shares by the Shareholder or other person will cause the Fund to be in violation of, or require registration of the shares, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction; continued ownership of the Shares may be harmful or injurious to the business or reputation of the Fund or may subject the Fund or any Shareholders to an undue risk of adverse tax or other fiscal consequences; the Shareholder owns Shares having an aggregate net asset value less than an amount determined from time to time by the Board of Trustees; or it would be in the interests of the Fund, as determined by the Board of Trustees, for the Fund to repurchase the Shares.

Security Dividends [Text Block]
DISTRIBUTIONS
Following the disposition by the Fund of securities of Portfolio Companies, the Fund will make cash distributions of the net profits, if any, to Shareholders (subject to the dividend reinvestment policy, as described below) once each fiscal year at such time as the Board of Trustees determines in its sole discretion (or twice in a fiscal year at such times determined by the Board of Trustees, if necessary for the Fund to maintain its status as a RIC and in accordance with the 1940 Act). The Fund will establish reasonable reserves to meet Fund obligations prior to making distributions.
DIVIDEND REINVESTMENT POLICY
The Fund will operate under a dividend reinvestment policy administered by UMB Fund Services (the “Agent”). Pursuant to the policy, any distributions by the Fund to its Shareholders, net of any applicable U.S. withholding tax, are reinvested in Shares of the Fund.
Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating Shareholder. Shareholders who do not wish to have distributions automatically reinvested should so notify the Agent in writing at The Private Shares Fund, c/o UMB Fund Services, Inc., PO Box 2175, Milwaukee, Wisconsin 53201-2175. Such written notice must be received by the Agent 30 days prior to the record date of the distribution or the Shareholder will receive such distribution in Shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s distributions to Shareholders are reinvested in full and fractional Shares as described below.
When the Fund declares a distribution, the Agent, on the Shareholder’s behalf, will receive additional authorized Shares of the same class from the Fund. The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s NAV per Share of the relevant class as of the date of such distribution.
The Agent will maintain all Shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by Shareholders for personal and tax records. The Agent will hold Shares in the account of the Shareholders in non-certificated form in the name of the participant, and each Shareholder’s proxy, if any, will include those Shares purchased pursuant to the dividend reinvestment policy. The Agent will distribute all proxy solicitation materials, if any, to participating Shareholders.
In the case of Shareholders, such as banks, brokers or nominees, that hold Shares for others who are beneficial owners participating under the dividend reinvestment policy, the Agent will administer the dividend reinvestment policy on the basis of the number of Shares certified from time to time by the record Shareholder as representing the total amount of Shares registered in the Shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.
Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which Shares are purchased or sold for the participant’s account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.
The automatic reinvestment of distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such distributions. See “U.S. Federal Income Tax Considerations.”
The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.
All correspondence concerning the dividend reinvestment policy should be directed to, and additional information may be obtained from, the Agent at The Private Shares Fund, c/o UMB Fund Services, Inc., P.O. Box 2175, Milwaukee, Wisconsin 53201-2175 or overnight express mail to The Private Shares Fund c/o UMB Fund Services, 235 West Galena Street, Milwaukee, WI 53212. Certain transactions can be performed by calling the toll-free number (855) 551-5510.

Security Voting Rights [Text Block]
VOTING
Each Shareholder will have the right to cast a number of votes based on the number of Shares held by such Shareholder at any meeting of Shareholders called by (i) the Board of Trustees or (ii) Shareholders holding at least a majority of the total number of votes eligible to be cast by all Shareholders. Shareholders will be entitled to vote on any matter on which shareholders of a registered investment company under state law and the terms of the Declaration of Trust would be entitled to vote, including selection of Trustees. Except for the exercise of their voting privileges, Shareholders will not be entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

Outstanding Securities [Table Text Block]
OUTSTANDING SECURITIES
The following table sets forth information about the Fund’s outstanding Shares as of March 31, 2024:
Title of Class	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class A Common Shares of Beneficial Interest	Unlimited	0	3,621,150
Class L Common Shares of Beneficial Interest	Unlimited	0	94,085
Class I Common Shares of Beneficial Interest	Unlimited	0	19,549,318

Extremely Risky [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investments in Portfolio Companies may be extremely risky and we could lose all or part of our investments.
Investment in Portfolio Companies involves a number of significant risks, including:
•
these Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which our holdings could be substantially diluted if we do not or cannot participate, bankruptcy or liquidation and the reduction or loss of our investment;

•
these Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

•
because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Investment Adviser and its agents perform due diligence on these Portfolio Companies, their operations and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Investment Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the Portfolio Companies in which we invest. Furthermore, there can be no assurance that the information that we do obtain with respect to any investment is reliable. The Fund will invest in Portfolio Companies for which current, up-to-date financial information is not available if the Investment Adviser determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its Shareholders;

•
Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on us; and

•
Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Bankruptcy Or Liquidation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may not realize gains from our investments, may be compelled to liquidate our investments at a loss as a result of actions of majority shareholders and, because certain of our Portfolio Companies may incur substantial debt to finance their operations, we may experience a complete loss on our investment in the event of a bankruptcy or liquidation of any of our Portfolio Companies.
We invest principally in the equity securities (common and/or preferred stock, or equity-linked securities convertible into such equity securities) of operating private companies. However, the securities we acquire may not appreciate in value and, in fact, may decline in value. In addition, the private company securities we acquire (or into which they are convertible) are often subject to drag-along rights. Drag-along rights are rights granted to a majority stockholder in a particular company that enables such shareholder to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force us to liquidate our position in a Portfolio Company at a specified price, which could be, in our opinion, inadequate or undesirable or even below our cost basis. In this event, we could realize a loss or fail to realize gain in an amount that we deem appropriate on our investment. Further, capital market volatility and the overall market environment may preclude our Portfolio Companies from realizing liquidity events and impede our exit from these investments. Our Portfolio Companies may make business decisions to forego or delay potential liquidity events, such as an initial public offering, which could delay our realization of value. Accordingly, we may not be able to realize gains from our investments, and any gains that we do realize on the disposition of any investments may not be sufficient to offset any other losses we experience. We will generally have little, if any, control over the timing of any gains we may realize from our investments. In addition, the Portfolio Companies in which we invest may have substantial debt loads. In such cases, we would typically be last in line behind any creditors in a bankruptcy or liquidation, and would likely experience a complete loss on our investment.
The Fund may enter into SAFE agreements with Portfolio Companies, which give the Fund certain rights for future equity in such Portfolio Companies similar to a warrant, except without determining a specific price per share at the time of the initial investment. The Fund’s ability to receive Portfolio Company equity under a SAFE is contingent upon the occurrence of triggering events set forth in the applicable SAFE, such as a priced round of investment or liquidation event, which may never materialize. In addition, SAFE terms may vary from agreement to agreement, and may provide a right to the Portfolio Company to repurchase the Fund’s future right to equity before a triggering event occurs. There is no guarantee that the Fund will receive favorable terms when entering into a SAFE or that the Fund will recover its investment in a Portfolio Company made under such agreement.

Not Publicly Traded Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Because our investments are generally not in publicly traded securities, there will be uncertainty regarding the fair market value of our investments, which could adversely affect the determination of the Fund’s net asset value.
Our portfolio investments are generally not in publicly traded securities (unless one of our Portfolio Companies goes public and then only to the extent we have not yet liquidated our securities holdings therein). Under the 1940 Act, for our investments for which there are no readily available market quotations, including securities available on alternative trading systems and other private secondary markets, we value such securities at fair value daily as determined in good faith by our Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with generally accepted accounting principles (“GAAP”). In connection with that determination, the Investment Adviser as the Valuation Designee prepares Portfolio Company valuations using the most recent Portfolio Company financial statements and forecasts, if available. The Investment Adviser may utilize the services of an independent valuation firm, which, if engaged, may prepare or review valuations for all or some of our portfolio investments that are not publicly traded or for which we do not have readily available market quotations. The types of factors that the Investment Adviser will take into account in providing its fair value determination with respect to such Portfolio Company valuation will include, as relevant and, to the extent available, the Portfolio Company’s earnings, the markets in which the Portfolio Company does business, comparison to valuations of publicly traded companies in the Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of the Portfolio Company and other relevant factors. It is difficult to obtain financial and other information with respect to private companies, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, our determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, our fair market value determinations with respect to any non-publicly traded Portfolio Company investment we hold may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize on one or more of our investments. As a result, investors purchasing our Shares based on an overstated NAV would pay a higher price than the value of our investments might warrant. Conversely, investors redeeming Shares during a period in which the NAV understates the value of our investments will receive a lower price for their Shares than the value of our investments might warrant.

Lack Of Liquidity In Potentially Extended Holding Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The lack of liquidity in, and potentially extended holding period of, many of our investments may adversely affect our business, and will delay any distributions of any gains.
The Fund’s investments are generally in non-publicly traded securities (unless one of the Portfolio Companies goes public and then only to the extent the Fund has not yet liquidated our securities holdings therein).

Although the Investment Adviser expects that most of the Fund’s equity investments will trade on private secondary marketplaces, certain of the securities held may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities. In addition, while some Portfolio Companies may trade on private secondary marketplaces, the Fund can provide no assurance that such a trading market will continue or remain active, or that we will be able to sell our position in any Portfolio Company at the time we desire to do so and at the price we anticipate. The illiquidity of our investments, including those that are traded on private secondary marketplaces, may make it difficult for us to sell such investments if the need arises (e.g., to fund quarterly repurchases of Shares or regain compliance with the Fund’s 80% Policy). Also, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the carrying value of our investments. Other than the liquidity reserve required for repurchases of shares proscribed in Rule 23c- 3(b)(10)(i) of the 1940 Act, we have no limitation on the portion of our portfolio that may be invested in illiquid securities, and a substantial portion or all of our portfolio may be invested in such illiquid securities from time to time.
In addition, because we deploy our capital to invest primarily in equity securities of private companies (or equity-linked securities convertible into such equity securities), we do not expect realization events, if any, to occur in the near term with respect to the majority of our Portfolio Companies. We expect that our holdings of securities may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that purchasers of our Shares could wait for an extended period of time before any appreciation or sale of our investments, and any attendant distributions of gains, may be realized.

Fundamental Concentration Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our portfolio may be focused on a limited number of Portfolio Companies, subject to our Fundamental Concentration Policy and requirements as a diversified investment company, which will subject us to a risk of significant loss if the business or market position of these companies deteriorates or their particular industries experience a market downturn.
To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. Subject to our RIC asset diversification requirements, our requirements as a diversified investment company and our Fundamental Concentration Policy (which prohibits the Fund from investing 25% or more of its total assets in a particular industry or group of industries), our investments could be focused on relatively few issuers. As a result, a downturn in any particular industry in which a significant number of our Portfolio Companies operate could materially adversely affect us.

Technology Focused Companies In Which We Invest Are Subject To Many Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Technology-focused companies in which we invest are subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns.
Given the experience of our Investment Adviser’s senior investment professionals within the technology space, we expect that a number of the Portfolio Companies in which we invest will be technology-focused companies. The revenues, income (or losses) and valuations of technology-related companies can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by technology-focused companies have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by our Portfolio Companies that are technology-focused companies may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any equity securities that we may hold. This could, in turn, materially adversely affect our business, financial condition and results of operations.

Generally Not Hold Controlling Equity Interests In Our Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Because we will generally not hold controlling equity interests in our Portfolio Companies, we will likely not be in a position to exercise control over our Portfolio Companies or to prevent decisions by substantial shareholders or management of our Portfolio Companies that could decrease the value of our investments.
We have not, do not intend to, nor do we anticipate that we will, take controlling equity positions in our Portfolio Companies. As a result, we will be subject to the risk that a Portfolio Company may make business decisions with which we disagree, and the stockholders and management of a Portfolio Company may take risks or otherwise act in ways that are adverse to our interests. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in our Portfolio Companies may have interests that differ from that of the Portfolio Company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of our investment in the Portfolio Company. Due to the lack of liquidity for the equity investments that we will typically hold in our Portfolio Companies, we may not be able to dispose of our investments in the event we disagree with the actions of a Portfolio Company or its substantial shareholders, and may therefore suffer a decrease in the value of our investments.

Investments In Foreign Companies May Involve Significant Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in foreign companies may involve significant risks in addition to the risks inherent in U.S. investments.
While we intend to invest primarily in U.S. companies, we may invest on an opportunistic basis in certain non-U.S. companies, including those located in emerging markets, that otherwise meet our investment criteria. Investing in foreign companies, and particularly those in emerging markets, may expose us to additional risks not typically associated with investing in U.S. issuers. These risks include changes in exchange control regulations, political and social instability, expropriation, nationalization of companies by foreign governments, imposition of foreign taxes (including withholding taxes) at potentially confiscatory levels, less liquid markets and less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility. Further, we may have difficulty enforcing our rights as equity holders in foreign jurisdictions. In addition, to the extent we invest in non-U.S. companies, we may face greater exposure to foreign economic developments.
International trade tensions may arise from time to time which could result in trade tariffs, embargos or other restrictions or limitations on trade. The imposition of any actions on trade could trigger a significant reduction in international trade, an oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies or industries which could have a negative impact on the Fund’s performance. Events such as these are difficult to predict and may or may not occur in the future.
In addition, the Fund’s investments in foreign companies may be subject to economic sanctions or other government restrictions. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. These types of measures may include, but are not limited to, banning a sanctioned country or certain persons or entities associated with such country from global payment systems that facilitate cross-border payments, restricting the settlement of securities transactions by certain investors, and freezing the assets of particular countries, entities or persons. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance.
Although we expect that most of our investments will be U.S. dollar-denominated, any investments denominated in a foreign currency will be subject to the risk that the value of a particular currency will change in relation to one or more other currencies. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and political developments.

Fund May Create Investment And Economic Challenges For Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Exchanges of shares in Portfolio Companies for Shares of the Fund may create investment and economic challenges for the Fund.
When an owner of shares of a Portfolio Company exchanges their shares for Shares of the Fund, it is possible that such owner, if they are actively involved in the Portfolio Company, will have more information about that company than the Investment Adviser. In valuing such shares for purposes of the exchange, the Investment Adviser will analyze all information available about the company, including data concerning any secondary trading activity in shares of the company, but there can be no assurance that the Investment Adviser will have access to all information that might have a bearing on the appropriate value of the shares for purposes of the exchange.

Adverse Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Adverse market conditions may have a material adverse impact on the Fund’s Portfolio Companies and the Fund’s returns.
The value of, and the income generated by, the securities in which the Fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors or the overall markets, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates changes, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures, infectious disease outbreaks or pandemics. Rapid or unexpected changes in market conditions could cause the Fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs or competitive conditions.
Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions may result in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Political Social And Economic Uncertainty Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Political, social and economic uncertainty risks could have a material adverse effect on the Fund.
Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less or different governmental regulation and supervision of the securities markets and market participants and increased, decreased or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Recent examples of the above include conflict, loss of life and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. Russia’s invasion of Ukraine in February  2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The United States and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. Additionally, the ongoing armed conflict between Israel and Hamas and other militant groups in the Middle East and related events may cause significant market disruptions and volatility. These events may adversely affect regional and global economies including those of Europe and the United States. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine, Israel and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments.
U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and companies in which it invests. For example, if a bank in which the Fund or company has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or company. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to a company fails, the company could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by companies in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the companies being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and companies, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and companies in which it invests.
Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which it invests. The issuers in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type and the Fund will be negatively impacted if the value of its portfolio holdings decrease as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Fund to suffer a loss of any or all of its investments or interest thereon. The Fund will also be negatively affected if the operations and effectiveness of the Investment Adviser, its affiliates, the issuers in which the Fund invests or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

Cyber Attack Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
A cyber-attack could have a material adverse effect on the Fund.
Like other business enterprises, the use of the Internet and other electronic media and technology exposes the Fund and its service providers to potential operational and information security risks from cyber-security incidents, including cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Investment Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential (including proprietary) company information, impede trading, subject the Fund to regulatory fines or financial losses, cause reputational damage and/or otherwise disrupt normal business operations. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for trading counterparties and issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value. The Investment Adviser has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyber-attacks, but there is no guarantee the Investment Adviser’s efforts will succeed either entirely or partially because, among other reasons: the nature of malicious cyber-attacks is becoming increasingly sophisticated; the Investment Adviser cannot control the cyber-security systems of issuers or third-party service providers; and there are inherent limitations to risk management plans and systems, including that certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cybersecurity breaches may not be detected.

Investments In Private Funds May Involve Significant Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in Private Funds may involve significant risks.
The Fund’s investments in Private Funds subject it to the risks associated with direct ownership of the securities in which the underlying funds invest. Private Funds are also subject to operational risks, such as the Private Fund manager’s ability to maintain operations, including back office functions, property management, accounting, administration, risk management, valuation services and reporting. The Fund may be required to indemnify certain of the Private Funds and/or their services providers from liability, damages, costs or expenses. In addition, the Fund, as a holder of securities issued by the Private Funds, will bear its pro rata portion of such Private Fund’s expenses. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.
Private Funds are not registered as investment companies under the 1940 Act and, therefore, the Fund will not be afforded the protections of the 1940 Act with respect to its Private Fund investments. For example, Private Funds may employ higher and/or more complex fee structures, may not require shareholder approval of advisory contracts, employ leverage higher than other investment vehicles such as a mutual fund, may engage in joint transactions with affiliates, and are not obligated to file financial reports with the SEC.
Although the Investment Adviser will evaluate each Private Fund and its manager to determine whether its investment programs are consistent with the Fund’s investment objective and whether the investment performance is satisfactory, the Investment Adviser will not have any control over the investments made by a Private Fund. In addition, the Fund’s investments in Private Funds may be subject to investment lock-up periods, during which the Fund may not be able to withdraw its investment. Even if the Fund’s investment in a Private Fund is not subject to lock-up, it will take a significant amount of time to redeem or otherwise liquidate such a position. Such withdrawal limitations may also restrict the Investment Adviser’s ability to reallocate or terminate investments in Private Funds that are poorly performing or have otherwise had adverse changes.
For information about the value of the Fund’s investment in Private Funds, the Investment Adviser will be dependent on information provided by the Private Funds, including unaudited financial statements, which if inaccurate could adversely affect the Investment Adviser’s ability to accurately value the Fund’s Shares and to manage the Fund’s investment portfolio in accordance with its investment objective. Moreover, the Investment Adviser’s due diligence efforts may not necessarily detect fraud, malfeasance, inadequate back office systems or other flaws or problems with respect to the underlying Private Fund managers. Fund Shareholders have no individual right to receive information about the Private Funds or their managers, will not be shareholders in the Private Funds, and will have no rights with respect to or standing or recourse against the Private Funds, their managers or any of their respective affiliates. Shareholders should recognize that valuations of illiquid assets, including interests in Private Funds, involve various judgments and consideration of factors that may be subjective.

Fund Will Bear Its Pro Rata Portion Of Expenses On Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund will bear its pro rata portion of expenses on investments in SPVs or similar investment structures and will have no direct claim against underlying Portfolio Companies.
The Fund may invest in SPVs and similar investment structures that invest in Portfolio Companies. As an investor in an SPV or similar investment structure, the Fund would receive distributions on its interest in accordance with the governing documents of the SPV or similar investment structure, as applicable. This structure is intended to enhance the ability of the Fund to gain exposure to Portfolio Companies. The Fund, as a holder of securities issued by an SPV or similar investment structure, will bear its pro rata portion of such SPV or investment structure’s expenses. These acquired fund fee expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors. In addition, the Fund will have no direct claim against any Portfolio Company held by an SPV or similar investment structure.

Risks Relating To Investing In Spac Pipes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are risks relating to investing in SPAC PIPEs.
The Fund may invest in PIPE transactions where the issuer of the security is a SPAC established to facilitate the acquisition and future financing of certain private late-stage operating growth companies in anticipation of such private company entering the public markets. In a PIPE transaction, investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. When participating in a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, the company typically agrees as part of the PIPE deal to register the restricted securities with the SEC. PIPE transactions are subject to the risk that the issuer may be unable to register the securities for public resale in a timely manner, or at all, in which case the securities could be sold only in a privately negotiated transaction and, potentially, at a price less than that paid by the Fund. Disposing of such securities may involve negotiation and legal expenses. Even if such securities are registered for public sale, the resulting market for the securities may be thin or illiquid, which could make it difficult for the Fund to dispose of such securities at an acceptable price.

Other Registered Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are risks relating to investing in other registered investment companies.
The Fund may invest up to 5% of its total assets in affiliated, registered investment companies to obtain exposure to private, early stage, emerging growth companies. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. The Fund, as a holder of securities issued by affiliated investment companies, will bear its pro rata portion of such investment company’s operating expenses. These operating expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors. The Fund will waive management fees to avoid duplication of management fees charged by the Fund and the affiliated investment companies held by the Fund.

Investing In Exchange Traded Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are risks relating to investing in exchange-traded funds.
ETFs are investment companies that typically are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. Shares of an ETF may be bought and sold throughout the day at market prices, which may be higher or lower than the shares’ net asset value. Market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to various factors including changes in the ETF’s net asset value, the value of ETF holdings, and supply of and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to their net asset value, market volatility, lack of an active trading market for ETF shares, disruptions at market participants (such as authorized participants or market makers) and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) their net asset value. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. As with any exchange listed security, ETF shares purchased in the secondary market are subject to customary brokerage charges.

Significant Potential Risks Relating To Entering Into Profit Sharing Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are significant potential risks relating to entering into Profit-Sharing Agreements.
The Fund may enter into Profit-Sharing Agreements with sellers of Portfolio Company or potential Portfolio Company shares. When entering into a Profit-Sharing Agreement, the Fund grants a right to the seller to a certain share of the future returns of the shares sold above a set threshold price or amount in addition to the Fund’s payment to purchase the shares. Entering into Profit-Sharing Agreements may expose the Fund to certain risks, including that the agreements could reduce the gain the Fund otherwise would have achieved on its investment, may be difficult to value and may result in contractual disputes. The Profit-Sharing Agreements in which the Fund enters may be deemed to be forward agreements subject to Rule 18f-4 under the 1940 Act. Rule 18f-4 generally requires funds, among other things, to adopt a derivatives risk management program and appoint a derivatives risk manager. However, subject to certain conditions, if a fund limits its gross notional exposure to derivatives to 10% of the fund’s total assets, it would be deemed a limited derivatives user and would not be subject to the full requirements of the new rule. Limited derivatives users instead are required to adopt a tailored derivatives risk management program. Pursuant to the new rule, the Fund has adopted a limited derivatives risk management program that addresses the risks of Profit-Sharing Agreements, including the legal, accounting, valuation and payment risks that these agreements can present. Accordingly, the Fund’s gross notional exposure to profit-sharing arrangements will not exceed 10% of the total assets of the Fund, unless exceeding such amount is approved by the Board and accompanied by the adoption of an expanded derivatives risk management program addressing the full requirements of the new rule.

Ability To Achieve Our Investment Objective Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our financial condition and results of operations depend on our ability to achieve our investment objective.
Our ability to achieve our investment objective depends on our Investment Adviser’s ability to identify, analyze and invest in Portfolio Companies that meet our investment criteria. Accomplishing this result on a cost-effective basis is largely a function of our Investment Adviser’s structuring of the investment process and its ability to provide competent, attentive and efficient services to us. There can be no assurance that the Investment Adviser will be successful in investing in Portfolio Companies that meet our investment criteria, or that we will achieve our investment objective. In addition, if the Fund’s assets were to significantly decrease and the Expense Limitation Agreement is not renewed, expenses will be higher than expected. It may be difficult to implement the Fund’s strategy unless the Fund maintains a meaningful amount of assets. The success of the Fund will depend in part upon the skill and expertise of certain key personnel of the Investment Adviser, and there can be no assurance that any such personnel will continue to be associated with the Fund.
The Investment Adviser also currently manages other pooled investment vehicles in which the Fund has no economic interest. Managing other pooled investment vehicles requires the time of the Investment Adviser’s professionals, and may distract them or slow the rate of investment in the Fund. Even if the Fund is able to grow and build upon its investment operations, any failure to manage growth effectively could have a material adverse effect on the Fund’s business, financial condition, results of operations and prospects. The Fund’s results depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if the Fund cannot successfully operate its business or implement the Fund’s investment policies and strategies as described herein, it could negatively impact the ability to make distributions.

Unable To Replicate Past Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will likely experience fluctuations in our quarterly results and we may be unable to replicate past investment opportunities or make the types of investments we have made to date in future periods.
We will likely experience fluctuations in our quarterly operating results due to a number of factors, including the rate at which we make new investments, the level of our expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic and market conditions. These fluctuations may in certain cases be exaggerated as a result of our focus on realizing capital gains rather than current income from our investments. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

Significant Potential Risks Relating To Investing In Securities Traded On Private Secondary Marketplaces Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are significant potential risks relating to investing in securities traded on private secondary marketplaces.
We intend to utilize alternative trading systems and other private secondary markets to acquire equity securities of Portfolio Companies. We generally have little or no direct access to financial or other information from the Portfolio Companies in which we invest through such private secondary marketplaces. As a result, we are dependent upon the relationships and contacts of our Investment Adviser’s senior investment professionals to obtain the information for our Investment Adviser to perform research and due diligence, and to monitor our investments after they are made, under the oversight of the Board of Trustees. However, there can be no assurance that our Investment Adviser will be able to acquire adequate information on which to make its investment decision with respect to any private secondary marketplace purchases, or that the information it is able to obtain is accurate or complete. Any failure to obtain full and complete information regarding the Portfolio Companies in which we invest could cause us to lose part or all of our investment in such companies, which would have a material and adverse effect on our NAV and results of operations.
In addition, there can be no assurance that Portfolio Companies in which we invest through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices on alternative trading systems and other private secondary markets, where limited information is available, may not accurately reflect the true value of a Portfolio Company, and may in certain cases overstate a Portfolio Company’s actual value, which may cause us to realize future capital losses on our investment in that Portfolio Company. If any of the foregoing were to occur, it would likely have a material and adverse effect on our NAV and results of operations.
Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions. Failure to comply with such requirements could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite our efforts to comply with applicable laws, we could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Fund as an access vehicle for investment in private shares. Private companies may also increasingly seek to limit secondary trading in their stock, through such methods as contractual transfer restrictions and employment policies. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, our ability to find investment opportunities and to liquidate our investments could be adversely affected.

Due To Transfer Restrictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Due to transfer restrictions and the illiquid nature of our investments, we may not be able to purchase or sell our investments when we determine to do so.
Our investments are, and are expected to continue to be, primarily in equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of privately held companies. Such equity securities are typically subject to contractual transfer limitations, which may include prohibitions on transfer without the company’s consent. In order to complete a purchase of shares we may need to, among other things, give the issuer or its stockholders a particular period of time, often 30 days, in which to exercise a veto right, or a right of first refusal over, the sale of such securities. We may be unable to complete a purchase transaction if the subject company or its stockholders chooses to exercise a veto right or right of first refusal. When we complete an investment (or upon conversion of equity-linked securities), we generally become bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority shareholder, if the majority stockholder sell its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular Portfolio Company, our ability to liquidate such securities may be constrained. Transfer restrictions could limit our ability to liquidate our positions in these securities (e.g., to fund quarterly repurchases of Shares or regain compliance with the
Fund’s 80% Policy) if we are unable to find buyers acceptable to our Portfolio Companies, or where applicable, their stockholders. Such buyers may not be willing to purchase our investments at adequate prices or in volumes sufficient to liquidate our position, and even where they are willing, other stockholders could exercise their tag-along rights to participate in the sale, thereby reducing the number of shares sellable by us. Furthermore, prospective buyers may be deterred from entering into purchase transactions with us due to the delay and uncertainty that these transfer and other limitations create.
We intend to adhere to our primary investment strategy to “buy and hold” our Portfolio Company securities. However, although we believe alternative trading systems and other private secondary markets may offer an opportunity to liquidate our private company investments, in the event we need to liquidate such securities prior to a Portfolio Company’s liquidity event (i.e., IPO or merger or acquisition transaction), there can be no assurance that a trading market will develop for the securities that we determine to liquidate or that the subject companies will permit their shares to be sold through such platforms.
Due to the illiquid nature of most of our investments, we may not be able to sell these securities at times when we deem it necessary to do so (e.g., to fund quarterly repurchases of Shares or regain compliance with the Fund’s 80% Policy), or at all. Due to the difficulty of assessing our NAV, the NAV for our Shares may not fully reflect the illiquidity of our portfolio, which may change on a daily basis, depending on many factors, including the status of the alternative trading systems and other private secondary markets on which our portfolio securities may trade, and our particular portfolio at any given time.

Lock Up Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may be subject to lock-up provisions or agreements that could prohibit us from selling our investments for a specified period of time.
Even if some of our Portfolio Companies complete IPOs, we will often be subject to lock-up provisions that prohibit us from selling our investments into the public market for specified periods of time after an IPO, typically 180 days. As a result, the market price of securities that we hold may decline substantially before we are able to sell these securities following an IPO.

Significant Potential Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures.
A primary feature of our investment objective is to invest in private late stage growth companies, either through private secondary transactions or direct investments in such companies, and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction. Such private companies frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including rights with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when we have limited information with respect to such capital structures. Although we believe that our Investment Adviser’s investment professionals and our Board of Trustees have extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that we will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a Portfolio Company’s equity securities. Any failure on our part to properly evaluate the relative rights and value of a class of securities in which we invest could cause us to lose part or all of our investment, which in turn could have a material and adverse effect on our NAV and results of operations.

Highly Competitive Market For Direct Equity Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We operate in a highly competitive market for direct equity investment opportunities. If we are unable to make investments, it may have an adverse effect on our performance.
A large number of entities compete with us to make the types of direct equity investments that we target as part of our business strategy. We compete for such investments with a large number of private equity and venture capital funds, secondary market funds, other equity and non-equity-based investment funds, investment banks and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies. Many of our competitors are substantially larger than us and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of funds and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than us. Furthermore, many of our competitors are not subject to the regulatory restrictions that the 1940 Act imposes on the Fund as a registered investment company. There can be no assurance that the competitive pressures we face will not have a material adverse effect on our business, financial condition and results of operations. Also, as a result of this competition, we may not be able to take advantage of attractive investment opportunities from time to time, and we can offer no assurance that we will be able to identify and make direct equity investments that are consistent with our investment objective. To the extent we are unable to make investments in Portfolio Companies, an over-allocation of our assets in cash could have an adverse effect on the overall performance of the Fund, as investments in cash and cash equivalents may not earn significant returns.

Limit Flexibility Of Our Investment Policies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are significant potential conflicts of interest, which could impact our investment returns and limit the flexibility of our investment policies.
Our executive officers and Trustees, and the principals of our Investment Adviser serve or can serve as officers and directors of entities that operate in a line of business similar to our own, including new entities that may be formed in the future. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of us or our Shareholders.
While the investment focus of each of these entities may be different from our investment objective, it is likely that new investment opportunities that meet our investment objective will come to the attention of one of these entities, or new entities that will likely be formed in the future in connection with another investment advisory client or program, and, if so, such opportunity might not be offered, or otherwise made available, to the Investment Adviser or the Fund. However, our executive officers, Trustees and Investment Adviser intend to treat the Fund in a fair and equitable manner consistent with their applicable duties under law so that the Fund will not be disadvantaged in relation to any other particular client. In addition, while the Investment Adviser anticipates that it will from time to time identify investment opportunities that are appropriate for both the Fund and the other funds or accounts that are currently or in the future may be managed by the Investment Adviser or an affiliate of the Investment Adviser, to the extent it does identify such opportunities, the Investment Adviser has established a written allocation policy to ensure that the Fund is not disadvantaged with respect to the allocation of investment opportunities among the Fund and such other funds and accounts. The Investment Adviser and its affiliate as applicable will allocate investment opportunities among its managed funds and accounts, including the Fund, in accordance with its fiduciary duties to all the funds and accounts managed or its affiliate. The Board of Trustees monitors on a quarterly basis any such allocation of investment opportunities between the Fund and any such other funds and accounts.
The Fund is permitted to invest a portion of its total assets in affiliated investment companies to gain exposure to private, early stage, emerging growth companies. The Investment Adviser has an incentive to allocate the Fund’s assets to affiliated investment companies to provide scale, which may make such investment companies more attractive to other investors and/or reduce amounts waived and/or reimbursed by such investment company’s investment adviser to maintain applicable expense limits.
Unless exemptive provisions are applicable, we do not intend to enter into principal transactions with Portfolio Companies that may be considered related parties, nor do we intend (a) to purchase or sell any securities or other property, to or from any affiliate or promoter of the Fund, or any principal underwriter of the Fund, or any affiliate of the foregoing acting as principal, (b) to loan money to any of the foregoing, or (c) to enter into a joint enterprise with any of the foregoing. The Fund will at all times comply with such provisions, and to the extent deemed necessary by the Board of Trustees, will apply for exemptive relief from the SEC. In addition, the Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.
We have also adopted a Code of Ethics which applies to, among others, our officers, including our principal executive officer and principal financial officer, as well as our Trustees, Chief Compliance Officer and employees. Our officers and Trustees also remain subject to the fiduciary obligations imposed by both the
1940 Act and applicable state corporate law. Our Code of Ethics requires that all employees and Trustees and officers avoid any conflict, or the appearance of a conflict, between an individual’s personal interests and our interests. Pursuant to our Code of Ethics, each employee and Trustee must disclose any conflicts of interest, or actions or relationships that might give rise to a conflict, to our chief compliance officer, as well as obtain prior clearance of certain personal trades, including trades of the Fund’s shares. Any pre-clearance approval that is granted will be effective for only two business days (the day on which approval is given and one additional business day) and no clearance will be given to any officer or Trustee to purchase or sell any security (i) on a day when the Fund has a pending “buy” or “sell” order in that same security until that order is executed or withdrawn or (ii) when the chief compliance officer has been advised by the Investment Adviser that the same security is being considered for purchase or sale by the Fund (which the Investment Adviser is obligated to do pursuant to the Investment Advisory Agreement). The Board of Trustees shall consider reports made to it under the Code of Ethics and shall determine whether the policies established in the Code of Ethics have been violated, and what sanctions, if any, should be imposed on the violator, including, but not limited to, a letter of censure, suspension or termination of the employment of the violator, or the unwinding of the transaction and disgorgement of any profits to the Company. The Board of Trustees shall review the Code of Ethics at least once a year.

Rregistered Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Constraints imposed on us as a registered investment company may hinder the achievement of our investment objective.
We are subject to numerous constraints on our operations under both the 1940 Act and the Code. For example, qualification for U.S. federal income taxation as a RIC requires satisfaction of source-of-income, diversification and distribution requirements. These constraints, among others, may hinder the Investment Adviser’s ability to take advantage of attractive investment opportunities and to achieve our investment objective.

Corporate Level Income Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will be subject to corporate-level income tax if we are unable to qualify as a RIC.
We have elected to be treated as a RIC and intend to operate in a manner so as to continue to qualify for the U.S. federal income tax treatment applicable to RICs. As a RIC, we generally do not pay corporate-level U.S. federal income taxes on our income and gain that we distribute to our Shareholders if such distributions are made on a timely basis. To qualify as a RIC, we must meet certain income source, asset diversification and annual distribution requirements (and will pay corporate-level U.S., federal income tax on any undistributed income). We may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes (including withholding taxes).
We will satisfy the annual distribution requirement for a RIC if we distribute to our Shareholders on a timely basis generally an amount equal to at least 90% of our investment company taxable income for each year. Under certain circumstances, we may be restricted from making distributions necessary to qualify as a RIC. If we are unable to obtain cash from other sources, we may fail to qualify as a RIC and, thus, may be subject to corporate-level income tax. Because we must make distributions to our Shareholders as described above, such amounts, to the extent a Shareholder is not participating in our dividend reinvestment option, will not be available to us to make investments. We will be subject to corporate-level U.S. federal income tax on any undistributed income and/or gain.
To qualify as a RIC, in general, we must also meet certain annual income source requirements at the end of each taxable year and asset diversification requirements at the end of each calendar quarter. Failure to meet these tests may result in our having to (a) dispose of certain investments quickly or (b) raise additional capital to prevent the loss of RIC status. Because most of our investments are in private companies and are generally illiquid, any such dispositions may be at disadvantageous prices and may result in losses. Also, the rules applicable to our qualification as a RIC are complex with many areas of uncertainty. Accordingly, no assurance can be given that we will continue to qualify as a RIC. If we fail to qualify as a RIC for any reason and become subject to regular “C” corporation income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on us and our Shareholders. The Code provides some relief from RIC disqualification due to failures of the income source and asset diversification requirements, although there may be additional taxes due in such cases. We cannot assure you that we would qualify for any such relief should we fail the income source or asset diversification requirements.

Investment Declines Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Even in the event the value of your investment declines, the Advisory Fee will still be payable.
The Advisory Fee shall accrue daily at an annual rate equal to 1.90% of the average daily calculated NAV of the Fund, and shall be paid monthly in arrears. The Advisory Fee is payable regardless of whether the NAV of the Fund or your investment declines. As a result, we will owe the Investment Adviser a monthly Advisory Fee regardless of whether we incurred significant realized capital losses and unrealized capital depreciation (losses) during the fiscal period for which the Advisory Fee is paid.

Our Board Of Trustees May Change Our Non Fundamental Investment Policies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our Board of Trustees may change our non-fundamental investment policies and our investment strategies without prior notice or Shareholder approval, the effects of which may be adverse.
Our Board of Trustees has the authority to modify or waive our non-fundamental investment policies, and our investment criteria and strategies without Shareholder approval and without prior notice (other than in connection with any proposed changes to the Fund’s 80% Policy, which Shareholders receive notice of at least 60 days in advance of such proposed change in accordance with the 1940 Act). We cannot predict the effect any changes to our current non-fundamental operating policies, investment criteria and strategies would have on our business, NAV of the Fund and operating results. However, the effects might be adverse, which could negatively impact our ability to make distributions to Shareholders and cause you to lose all or part of your investment.

Changes In Laws Or Regulations Governing Our Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changes in laws or regulations governing our operations may adversely affect our business.
We and our Portfolio Companies are subject to regulation by laws at the local, state and federal levels. These laws and regulations, as well as their interpretation, may be changed from time to time. Any change in these laws or regulations could have a material adverse effect on our business and the value of your investment.

Transparency Of Our Performance Reporting May Indirectly Increase Difficulty Of Investing In Certain Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The transparency of our performance reporting may indirectly increase the difficulty of investing in certain Portfolio Companies.
Although the Investment Adviser will not report on the performance of individual Portfolio Companies, the Investment Adviser will report on the Investment Adviser’s website the valuation of securities owned by the Fund and the aggregate Fund-level performance. As a result, some Portfolio Companies might be concerned that their performance could be derived from such figures. Such concern might be heightened in reverse proportion to the number of Portfolio Companies existing in the Fund’s portfolio. These concerns might lead Portfolio Companies to oppose sale of their securities to the Fund, and might make it more difficult for the Fund to execute its investment strategy.

Significant Potential Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are significant potential risks relating to holding Portfolio Company securities following an IPO.
The value of shares of a Portfolio Company following an IPO may and likely will fluctuate considerably more than during the private phase of their offering. Additionally, due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential and other criteria used to evaluate its investment prospects, the shares of Portfolio Companies following an IPO may experience high amounts of volatility, generally. Investments in companies that have recently sold securities through an IPO involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to sell significant amounts of shares without an unfavorable impact on prevailing prices. As a result, the market price of securities that the Fund holds may decline substantially before the Investment Adviser is able to sell these securities following an IPO. In addition, issuers frequently impose lock-ups that prohibit sales of their shares for a period of time after the IPO.

Shareholders Will Have Only Limited Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholders will have only limited liquidity.
The Fund is a closed-end investment company, provides limited liquidity through a quarterly repurchase policy under Rule 23c-3 of the 1940 Act, and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares are subject to substantial restrictions on transferability and may only be transferred or resold in accordance with the Fund’s repurchase policy.
Limited liquidity is provided to Shareholders only through the Fund’s quarterly repurchase offers for 5% of the Shares outstanding on the repurchase request deadline. There is no guarantee that Shareholders will be able to sell all of the Shares they desire to sell in a quarterly repurchase offer. Additionally, the Board of Trustees (including a majority of Independent Trustees) may suspend quarterly repurchases in accordance with Rule 23c-3. See “Quarterly Repurchases of Shares.”

Funds Quarterly Repurchase Policy To Liquidate Portfolio Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Fund’s quarterly repurchase policy may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser would otherwise do so, and due to their illiquid nature, may result in the sale of a Portfolio Company below its carrying value or, to the extent the Fund finances repurchases, result in an increase in the Fund’s expense ratio (subject to the Expense Limitation Agreement).
Quarterly repurchases by the Fund of its Shares typically will be funded from available cash. However, payment for repurchased Shares may require the Fund to liquidate securities of Portfolio Companies earlier than the Investment Adviser would otherwise liquidate such holdings. Such liquidation could potentially result in losses as the Fund may not be able to sell such holdings at their carrying value. The Investment Adviser intends to take measures to attempt to avoid or minimize such potential losses and, instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect Shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses (subject to the Expense Limitation Agreement) and reducing any net investment income. In each case, such actions may reduce the Fund’s NAV.
Repurchases of Shares will tend to reduce the amount of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio (subject to the Expense Limitation Agreement), to the extent that additional Shares are not sold. In addition, the repurchase of Shares by the Fund may be a taxable event to Shareholders.

May Not Receive Distributions Or That Our Distributions May Not Grow Over Time Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There is a risk that you may not receive distributions or that our distributions may not grow over time, particularly since we invest primarily in securities that do not produce current income.
We cannot assure you that we will achieve investment results or maintain a tax status that will allow or require any specified level of cash distributions or year-to-year increases in cash distributions. As we focus on making primarily capital gains-based investments in equity securities (which generally will not be income producing) and pursuant to the restrictions on capital gains distribution of an investment company contained in the 1940 Act, we will not make distributions any more frequently than twice in any calendar year nor do we expect to become a predictable issuer of distributions. In addition, we expect that our distributions, if any, will be less consistent than other investment companies that primarily make debt investments. If the Fund declares a cash distribution, then Shareholders’ distribution will be automatically reinvested in additional Shares, unless they specifically “opt out” of the dividend reinvestment option by written request to the Investment Adviser so as to receive cash.

Broad Discretion Over Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We have broad discretion over the use of proceeds from this continuous offering and will use proceeds in part to satisfy operating expenses.
We have significant flexibility in applying the proceeds of this continuous offering and may use the net proceeds in ways with which you may not agree, or for purposes other than those contemplated at the time of this offering. We cannot assure you that we will be able to successfully utilize the proceeds within the timeframe contemplated. We will also pay operating expenses, and may pay other expenses such as due diligence expenses of potential new investments, from the net proceeds of this offering. Our ability to achieve our investment objective may be limited to the extent that the net proceeds of this offering, pending full investment, are used to pay operating expenses. In addition, we can provide you no assurance that any future offering will be successful, or that by increasing the size of our available equity capital our aggregate expenses, and correspondingly, our expense ratio, will be lowered.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		c/o Liberty Street Advisors, Inc.
Entity Address, Address Line Two		88 Pine Street
Entity Address, Address Line Three		Suite 3101
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10005
Contact Personnel Name		Kevin Moss
Class A Share
Fee Table [Abstract]
Sales Load [Percent]	[1]	5.75%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]	[3]	1.90%
Distribution/Servicing Fees [Percent]		0.00%
Loan Servicing Fees [Percent]		0.05%
Acquired Fund Fees and Expenses [Percent]	[4]	0.03%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.59%
Total Annual Expenses [Percent]		2.57%
Waivers and Reimbursements of Fees [Percent]	[6]	0.11%
Net Expense over Assets [Percent]	[6]	2.68%
Expense Example, Year 01		$ 83
Expense Example, Years 1 to 3		134
Expense Example, Years 1 to 5		187
Expense Example, Years 1 to 10		$ 332
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class A Common Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			3,621,150
Class I Share
Fee Table [Abstract]
Sales Load [Percent]		0.00%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]	[3]	1.90%
Distribution/Servicing Fees [Percent]		0.00%
Loan Servicing Fees [Percent]		0.00%
Acquired Fund Fees and Expenses [Percent]	[4]	0.03%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.59%
Total Annual Expenses [Percent]		2.52%
Waivers and Reimbursements of Fees [Percent]	[6]	(0.09%)
Net Expense over Assets [Percent]	[6]	2.43%
Expense Example, Year 01		$ 25
Expense Example, Years 1 to 3		78
Expense Example, Years 1 to 5		133
Expense Example, Years 1 to 10		$ 285
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Common Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			19,549,318
Class L Share
Fee Table [Abstract]
Sales Load [Percent]	[7]	4.25%
Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.00%
Management Fees [Percent]	[3]	1.90%
Distribution/Servicing Fees [Percent]	[8]	0.25%
Loan Servicing Fees [Percent]		0.02%
Acquired Fund Fees and Expenses [Percent]	[4]	0.03%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.59%
Total Annual Expenses [Percent]		2.79%
Waivers and Reimbursements of Fees [Percent]	[6]	0.14%
Net Expense over Assets [Percent]	[6]	2.93%
Expense Example, Year 01		$ 71
Expense Example, Years 1 to 3		127
Expense Example, Years 1 to 5		185
Expense Example, Years 1 to 10		$ 342
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class L Common Shares of Beneficial Interest
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			94,085

[1]	Investments in Class A Shares are subject to a sales load assessed at a rate of between 5.75% and 0.00% depending upon the amount invested. The following sales charges apply to your purchases of Class A Shares of the Fund:
[2]	The Fund’s Board of Trustees has determined to waive the Fund’s Repurchase Fee assessed on Shareholders who choose to participate in the Fund’s repurchase offers. This waiver will remain in effect indefinitely, unless and until the Board approves its modification or termination. This waiver may be terminated only by the Fund’s Board of Trustees at any time. Absent such a waiver, a Shareholder who chooses to participate in the Fund’s repurchase offers would incur a repurchase fee equal to 2.00% of the value of the Shares the Fund repurchases from them for Shares held less than 365 days. See “Repurchase Fee.” However, if Shareholders request repurchase proceeds be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by UMB Fund Services, currently $20 per transfer.
[3]	The Fund will pay to the Investment Adviser a monthly Advisory Fee. The Advisory Fee shall accrue daily at an annual rate equal to 1.90% of the average daily calculated NAV of the Fund, and shall be paid monthly in arrears. See “Fees and Expenses.”
[4]	“Acquired Fund Fees and Expenses” include the fees and expenses of underlying investment companies in which the Fund invests, including Private Funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year and may change significantly over time. Acquired Fund Fees and Expenses reflect an underlying investment company’s operating expenses (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses). The indirect fees and expenses of the Private Funds typically range from 0.50% to 3.00% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Funds. Furthermore, certain Private Funds may charge investors (such as the Fund) incentive allocations or fees on performance.
[5]	The amount presented in this table estimates the amounts the Fund expects to pay during the current fiscal year ending December 31, 2024. The “Other Expenses” line item includes, among other things, amounts that may be paid to certain financial intermediaries for sub-transfer agency (including recordkeeping) services.
[6]	The Investment Adviser has entered into a written Expense Limitation Agreement under which it has agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to an annual rate of 2.65%, 2.90% and 2.40% of the average daily net assets of the Fund attributable to Class A, Class L and Class I Shares, respectively, until May 2, 2025, and from year to year thereafter; provided that each such continuance is specifically approved by the Board of Trustees. The Investment Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause Class A, Class L and Class I Shares’ respective annualized expenses to exceed the Expense Limitation. The Fund is not obligated to reimburse the Investment Adviser for fees previously waived or expenses previously assumed by the Investment Adviser more than three years after the date of such waiver or expense reimbursement.
[7]	Investments in Class L Shares are subject to a sales load assessed at a rate of between 4.25% and 1.25% depending upon the amount invested. A reallowance to participating broker-dealers will be made by the Distributor from the sales load paid by each investor. A portion of the sales load, up to 0.75%, is paid to the Fund’s Distributor (the “Underwriter Concession”). The following sales charges apply to your purchases of Class L Shares of the Fund:
[8]	Class L Shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.25% of the average daily net assets attributable to Class L Shares and is payable on a quarterly basis.